UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01136

SECURITY EQUITY FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SECURITY EQUITY FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

All Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 91.6%
Financials—18.6%
Aon Corp.	1,500	$70,200
Berkshire Hathaway, Inc. — Class B*	880	67,144
Wells Fargo & Co.	2,390	65,868
U.S. Bancorp	1,950	52,748
BB&T Corp.	1,650	41,530
Allstate Corp.	1,500	41,115
American Financial Group, Inc.	1,050	38,735
Hanover Insurance Group, Inc.	1,094	38,235
WR Berkley Corp.	1,066	36,660
JPMorgan Chase & Co.	1,010	33,583
State Street Corp.	700	28,217
Reinsurance Group of America, Inc.	419	21,893
Alleghany Corp.*	53	15,120
Employers Holdings, Inc.	719	13,007
Ocwen Financial Corp.*	813	11,772
RenaissanceRe Holdings Ltd.	140	10,412
Progressive Corp.	525	10,243
Fifth Street Finance Corp.	990	9,474
Investors Real Estate Trust	900	6,566
Old National Bancorp	453	5,277
Endurance Specialty Holdings Ltd.	130	4,973

Total Financials		622,772

Industrials—16.0%
Equifax, Inc.	2,665	103,242
Republic Services, Inc.	1,900	52,345
URS Corp.*	1,350	47,412
GeoEye, Inc.*	2,014	44,751
United Technologies Corp.	590	43,123
Quanta Services, Inc.*	1,710	36,833
Parker Hannifin Corp.	330	25,163
FedEx Corp.	290	24,218
Covanta Holding Corp.	1,510	20,672
Trex Company, Inc.*	829	18,992
Orbital Sciences Corp.*	1,095	15,910
USG Corp.*	1,454	14,773
Navigant Consulting, Inc.*	1,245	14,205
Aegion Corp.*	880	13,499
General Cable Corp.*,1	510	12,755
FTI Consulting, Inc.*	290	12,302
Saia, Inc.*	882	11,007
United Stationers, Inc.	254	8,270
Atlas Air Worldwide Holdings, Inc.*	175	6,725
ICF International, Inc.*	199	4,931
DryShips, Inc.*	2,120	4,240
Fortune Brands Home & Security, Inc.*	100	1,703

Total Industrials		537,071

Energy—14.0%
Chevron Corp.[2]	760	80,864
Williams Companies, Inc.	1,960	64,719
McDermott International, Inc.*	5,230	60,197
Apache Corp.	570	51,631
ConocoPhillips	660	48,094
Halliburton Co.	1,069	36,891
Gulfport Energy Corp.*	800	23,560

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Energy—14.0% (continued)
Plains Exploration & Production Co.*	600	$22,032
Chesapeake Energy Corp.	859	19,147
SandRidge Energy, Inc.*	2,234	18,229
Exxon Mobil Corp.	190	16,104
Goodrich Petroleum Corp.*	713	9,789
Arch Coal, Inc.	600	8,706
Resolute Energy Corp.*	700	7,560
USEC, Inc.*	2,005	2,286
Ocean Rig UDW, Inc.*	15	183

Total Energy		469,992

Information Technology—12.1%
Western Union Co.	5,040	92,030
TE Connectivity Ltd.	2,450	75,484
Computer Sciences Corp.	2,243	53,159
Cisco Systems, Inc.	2,600	47,008
IXYS Corp.*	3,814	41,306
Hewlett-Packard Co.	1,480	38,125
Maxwell Technologies, Inc.*	1,679	27,267
Cree, Inc.*	470	10,359
Symmetricom, Inc.*	1,825	9,837
Power-One, Inc.*	2,092	8,180
Satyam Computer Services Ltd. ADR*	2,088	4,886

Total Information Technology		407,641

Consumer Discretionary—9.1%
Lowe’s Companies, Inc.	2,900	73,602
Time Warner, Inc.	1,587	57,354
Cabela’s, Inc.*	1,679	42,680
Penn National Gaming, Inc.*	570	21,700
Best Buy Company, Inc.	800	18,696
Chico’s FAS, Inc.	1,600	17,824
Apollo Group, Inc.—Class A*,1	270	14,545
Scholastic Corp.	440	13,187
Maidenform Brands, Inc.*	597	10,925
Jack in the Box, Inc.*	480	10,032
Brown Shoe Company, Inc.	1,063	9,461
Hanesbrands, Inc.*	300	6,558
DeVry, Inc.	140	5,384
Fred’s, Inc.—Class A	200	2,916

Total Consumer Discretionary		304,864

Consumer Staples—7.0%
CVS Caremark Corp.	1,808	73,730
Wal-Mart Stores, Inc.	800	47,808
Kraft Foods, Inc.—Class A	1,260	47,074
Bunge Ltd.	425	24,310
JM Smucker Co.	191	14,930
Ralcorp Holdings, Inc.*	173	14,792
Hormel Foods Corp.	408	11,950

Total Consumer Staples		234,594

Health Care—6.8%
Aetna, Inc.	1,449	61,133
Covidien plc	1,038	46,720
UnitedHealth Group, Inc.	470	23,820
Mednax, Inc.*	324	23,331
Forest Laboratories, Inc.*	630	19,064
Medco Health Solutions, Inc.*	244	13,640
Hospira, Inc.*	354	10,751

All Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Health Care — 6.8% (continued)
Universal Health Services, Inc. — Class B	210	$8,161
Kindred Healthcare, Inc.*	605	7,121
Hologic, Inc.*	399	6,986
Community Health Systems, Inc.*	400	6,980

Total Health Care		227,707

Materials—4.2%
Dow Chemical Co.	1,656	47,627
Louisiana-Pacific Corp.*	2,800	22,596
Owens-Illinois, Inc.*	1,070	20,737
Sonoco Products Co.	521	17,172
Bemis Company, Inc.	394	11,852
HB Fuller Co.	352	8,135
Globe Specialty Metals, Inc.	550	7,364
Zoltek Companies, Inc.*	794	6,050

Total Materials		141,533

Utilities—3.1%
Edison International	1,480	61,272
Black Hills Corp.	500	16,790
Great Plains Energy, Inc.	497	10,825
Allete, Inc.	180	7,556
MDU Resources Group, Inc.	273	5,859

Total Utilities		102,302

Telecommunication Services—0.7%
Windstream Corp.	1,982	23,269

Total Common Stocks (Cost $2,914,078)		3,071,745

	Shares	Value
EXCHANGE TRADED FUNDS† - 4.3%
iShares Russell Midcap Value Index Fund	1,100	$47,740
iShares Russell 1000 Value Index Fund	750	47,610
iShares S&P 500 Value Index Fund	820	47,421

Total Exchange Traded Funds (Cost $145,674)		142,771

Total Long Investments—95.9% (Cost $3,059,752)		$3,214,516

	Contracts	Value
OPTIONS WRITTEN†—(0.1)%
Call Options on:
General Cable Corp.
Expiring January 2012 with strike price of $27.00	4	(120)
Apollo Group, Inc.
Expiring January 2012 with strike price of $50.00	2	(1,020)

Total Call Options		(1,140)

Put Options on:
General Cable Corp.
Expiring January 2012 with strike price of $21.00	5	(100)
Northern Trust Corp.
Expiring January 2012 with strike price of $35.00	4	(100)

Total Put Options		(200)

Total Options Written (Premiums received $3,284)		(1,340)

Cash & Other Assets, Less Liabilities—4.2%		139,698

Total Net Assets—100.0%		$3,352,874

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written call option contracts at December 31, 2011.
[2]	All or a portion of this security is pledged as collateral for open written put option contracts at December 31, 2011.

ADR	American Depositary Receipt
plc	Public Limited Company

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 108.3%
Consumer Staples—21.0%
Philip Morris International, Inc.[1,2]	9,800	$769,104
Altria Group, Inc.[1,2]	16,700	495,155
Herbalife Ltd.[1,2]	5,000	258,350
Wal-Mart Stores, Inc.[1,2]	2,200	131,472
General Mills, Inc.	2,968	119,937
Unilever plc ADR	3,168	106,191
Safeway, Inc.[1,2]	3,900	82,056
Colgate-Palmolive Co.	800	73,912
Estee Lauder Companies, Inc. — Class A	582	65,370
Sanderson Farms, Inc.	1,040	52,135
British American Tobacco plc ADR	530	50,287
Corn Products International, Inc.	741	38,969
Beam, Inc.	594	30,431
TreeHouse Foods, Inc.*	445	29,094
Brown-Forman Corp. — Class B	257	20,691
Andersons, Inc.	446	19,472
Cal-Maine Foods, Inc.	412	15,067
Smithfield Foods, Inc.*	445	10,805
Industrias Bachoco SAB de CV ADR	466	8,887
Pilgrim’s Pride Corp.*	1,187	6,837

Total Consumer Staples		2,384,222

Industrials—20.4%
Joy Global, Inc.[1,2]	4,500	337,365
Trinity Industries, Inc.[1,2]	10,200	306,612
Lockheed Martin Corp.[1,2]	3,753	303,618
AO Smith Corp.[1,2]	4,200	168,504
United Parcel Service, Inc. — Class B	2,000	146,380
Towers Watson & Co. — Class A1,2	2,200	131,846
Landstar System, Inc.	2,245	107,580
Watts Water Technologies, Inc. — Class A1,2	2,800	95,788
Kirby Corp.*	1,441	94,876
Quanta Services, Inc.*	3,763	81,055
General Electric Co.[1,2]	4,200	75,222
Chart Industries, Inc.*	1,390	75,157
Waste Connections, Inc.	2,074	68,732
Northrop Grumman Corp.[1,2]	1,100	64,328
Con-way, Inc.[1,2]	1,700	49,572
Ryder System, Inc.	890	47,295
Carlisle Companies, Inc.	1,039	46,028
Ryanair Holdings plc ADR*	1,541	42,932
Allegiant Travel Co.*	492	26,243
Thermon Group Holdings, Inc.*	973	17,144
WESCO International, Inc.*	235	12,457
Hexcel Corp.*	448	10,846
Huntington Ingalls Industries, Inc.*,1,2	183	5,724

Total Industrials		2,315,304

Information Technology—17.4%
Shanda Interactive Entertainment Ltd. ADR*,1,2	15,100	604,151
CA, Inc.[1,2]	14,000	283,010
Mastercard, Inc. — Class A	570	212,507
Arrow Electronics, Inc.*,1,2	2,600	97,266
Avnet, Inc.*,1,2	3,100	96,379
Symantec Corp.*,1,2	5,900	92,335

	Shares	Value
COMMON STOCKS† - 108.3% (continued)
Information Technology—17.4% (continued)
Baidu, Inc. ADR*	654	$76,171
Check Point Software Technologies Ltd.*	1,075	56,481
Harmonic, Inc.*,1,2	11,000	55,440
International Business Machines Corp.	297	54,612
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,168	53,809
QUALCOMM, Inc.	877	47,972
Amkor Technology, Inc.*,1,2	9,200	40,112
Microsoft Corp.	1,372	35,617
Open Text Corp.*	532	27,207
Infosys Ltd. ADR	508	26,101
Cisco Systems, Inc.	1,024	18,514
Red Hat, Inc.*	446	18,415
Mellanox Technologies Ltd.*	535	17,382
Seagate Technology plc	1,038	17,023
Oracle Corp.	585	15,005
MercadoLibre, Inc.	148	11,772
ValueClick, Inc.*	542	8,829
IAC/InterActiveCorp.	146	6,220
Mitek Systems, Inc.*	650	4,713
Ellie Mae, Inc.*	254	1,435

Total Information Technology		1,978,478

Consumer Discretionary—15.0%
TJX Companies, Inc.[1,2]	3,600	232,380
Family Dollar Stores, Inc.[1,2]	3,700	213,342
Limited Brands, Inc.[1,2]	5,100	205,785
Ross Stores, Inc.[1,2]	4,200	199,626
Walt Disney Co.[1,2]	4,024	150,900
Mattel, Inc.	5,213	144,713
The Gap, Inc.[1,2]	6,000	111,300
Target Corp.	1,633	83,642
Jack in the Box, Inc.*,1,2	4,000	83,600
Lululemon Athletica, Inc.*	1,587	74,050
Ulta Salon Cosmetics & Fragrance, Inc.*	1,039	67,452
PVH Corp.[1,2]	800	56,392
RadioShack Corp.[1,2]	5,100	49,521
Newell Rubbermaid, Inc.	1,040	16,796
Express, Inc.*	572	11,406
Perfumania Holdings, Inc.*	428	4,451

Total Consumer Discretionary		1,705,356

Health Care—14.3%
Johnson & Johnson [1],2	8,281	543,068
Viropharma, Inc.*,1,2	9,900	271,161
WellCare Health Plans, Inc.*,1,2	2,300	120,750
Amgen, Inc.[1,2]	1,800	115,578
Life Technologies Corp.*,1,2	2,800	108,948
Forest Laboratories, Inc.*,1,2	3,400	102,884
Lincare Holdings, Inc.[1,2]	3,800	97,698
Baxter International, Inc.[1,2]	1,800	89,064
Owens & Minor, Inc.[1,2]	2,700	75,033
Charles River Laboratories International, Inc.*,1,2	2,000	54,660
Kindred Healthcare, Inc.*,1,2	3,900	45,903

Total Health Care		1,624,747

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 108.3% (continued)
Financials—8.3%
Berkshire Hathaway, Inc. — Class B*	2,820	$215,166
U.S. Bancorp	7,775	210,314
Amtrust Financial Services, Inc.[1,2]	6,000	142,500
Endurance Specialty Holdings Ltd.[1,2]	3,000	114,750
White Mountains Insurance Group Ltd.	229	103,842
Wells Fargo & Co.	2,078	57,270
Everest Re Group Ltd.	446	37,504
Genworth Financial, Inc. — Class A*,1,2	4,000	26,200
Chubb Corp.	367	25,404
CNA Financial Corp.	448	11,984

Total Financials		944,934

Telecommunication Services—4.2%
AT&T, Inc.[1,2]	10,600	320,544
American Tower Corp. — Class A	1,184	71,052
China Mobile Ltd. ADR	867	42,041
Crown Castle International Corp.*	876	39,245

Total Telecommunication Services		472,882

Energy—3.8%
Anadarko Petroleum Corp.[1,2]	2,755	210,289
ConocoPhillips[1,2]	1,500	109,305
Dresser-Rand Group, Inc.*	1,492	74,466
Sanchez Energy Corp.*	1,332	22,990
Cheniere Energy, Inc.*	1,039	9,029

Total Energy		426,079

Materials—2.1%
Monsanto Co.	1,038	72,733
Newmont Mining Corp.	1,142	68,532
Ecolab, Inc.	893	51,624
Teck Resources Ltd. — Class B	749	26,357
Louisiana-Pacific Corp.*	2,662	21,482

Total Materials		240,728

Utilities—1.8%
Constellation Energy Group, Inc.[1,2]	5,100	202,317

Total Common Stocks (Cost $11,540,017)		12,295,047

EXCHANGE TRADED FUNDS†—2.4%
Consumer Staples Select Sector SPDR Fund	5,484	178,175
Utilities Select Sector SPDR Fund	2,343	84,301
Vanguard MSCI Emerging Markets ETF	204	7,795
iShares MSCI Germany Index Fund	40	769
United States Heating Oil Fund, LP*	21	690

Total Exchange Traded Funds (Cost $259,122)		271,730

CLOSED-END FUNDS†—0.3%
Morgan Stanley China A Share Fund, Inc.*	1,567	30,322

Total Closed-End Funds (Cost $35,774)		30,322

	Shares	Value
SHORT TERM INVESTMENTS†† - 0.3%
State Street General Account U.S. Government Fund	33,476	$33,476

Total Short Term Investments (Cost $33,476)		33,476

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES††—4.4%
Fannie Mae[3]
0.11% due 01/17/12	$500,000	499,996

Total Federal Agency Discount Notes (Cost $499,976)		499,996

REPURCHASE AGREEMENT††,4—1.8%
State Street issued 12/30/11 at 0.01% due 01/03/12	199,742	199,742

Total Repurchase Agreement (Cost $199,742)		199,742

Total Long Investments—117.5% (Cost $12,568,107)		$13,330,313

	Shares	Value
COMMON STOCKS SOLD SHORT†—(64.7)%
Consumer Staples—(1.0)%
Bridgford Foods Corp.*	238	(2,323)
Mizuho Trust & Banking Company Ltd.†††,5,6	17,700	(24,682)
Hansen Natural Corp.*,†††,5,6	3,250	(96,233)
Total Consumer Staples		(123,238)
Telecommunication Services—(1.8)%
Clearwire Corp. — Class A*,†††,5,6	2,530	(28,665)
Global Crossing Ltd.*,†††,5,6	1,800	(28,746)
Leap Wireless International, Inc.*,†††,5,6	1,500	(65,100)
SBA Communications Corp. — Class A*,†††,5,6	2,400	(69,096)

Total Telecommunication Services		(191,607)

Utilities—(2.2)%
Korea Electric Power Corp. ADR†††,5,6	18,310	(247,734)
Energy—(2.3)%
Aquila Resources Ltd.*,†††,5,6	2,750	(21,907)
Modec, Inc.†††,5,6	900	(23,195)
Sevan Marine ASA*,†††,5,6	5,900	(30,951)
Trican Well Service Ltd.†††,5,6	2,000	(34,043)
Queensland Gas Company Ltd.*,†††,5,6	12,800	(49,787)
BPZ Resources, Inc.*,†††,5,6	5,700	(107,160)

Total Energy		(267,043)

Materials—(3.3)%
China National Building Material Company Ltd. — Class H†††,5,6	14,700	(19,910)
Anhui Conch Cement Company Ltd.†††,5,6	4,500	(20,259)
Shougang Fushan Resources Group Ltd.†††,5,6	66,000	(23,727)
Ivanhoe Mines Ltd.*,†††,5,6	4,440	(37,030)
Western Areas NL†††,5,6	6,200	(44,456)
Zoltek Companies, Inc.*,†††,5,6	2,700	(49,221)
Silver Wheaton Corp.†††,5,6	6,100	(64,046)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS SOLD SHORT† - (64.7)%(continued)
Materials — (3.3)% (continued)
Agnico-Eagle Mines Ltd.†††,5,6,7	1,800	$(119,001)

Total Materials		(377,650)

Information Technology—(7.2)%
STR Holdings, Inc.*	238	(1,959)
VeriSign, Inc.†††,5,6	1,200	(30,756)
Access Company Ltd.*,†††,5,6	17	(32,755)
Varian Semiconductor Equipment Associates, Inc.*,†††,5,6	1,260	(33,037)
Electronic Arts, Inc.*,†††,5,6	900	(36,720)
Riverbed Technology, Inc.*,†††,5,6	3,280	(43,624)
Red Hat, Inc.*,†††,5,6	2,610	(46,588)
Baidu, Inc. ADR*,†††,5,6	200	(53,726)
Intermec, Inc.*,†††,5,6	2,740	(54,307)
Rambus, Inc.*,†††,5,6	3,600	(55,224)
VMware, Inc. — Class A*,†††,5,6	2,400	(68,592)
Imperial Energy Corporation plc*,†††,5,6	3,900	(77,681)
Equinix, Inc.*,†††,5,6	1,000	(79,940)
SAVVIS, Inc.*,†††,5,6	5,700	(84,018)
Cree, Inc.*,†††,5,6	4,000	(109,840)

Total Information Technology		(808,767)

Industrials—(9.2)%
China Merchants Holdings International Company Ltd.†††,5,6	3,100	(11,047)
China Communications Construction Company Ltd. — Class H†††,5,6	15,000	(15,536)
China National Materials Company Ltd.†††,5,6	34,400	(17,537)
Japan Steel Works Ltd.†††,5,6	1,500	(20,809)
Ausenco Ltd.†††,5,6	2,100	(22,659)
Arrow Energy Holdings Pty Ltd.*,†††,5,6	8,900	(22,965)
Toyo Tanso Company Ltd.†††,5,6	500	(27,007)
Sino Gold Mining Ltd.*,†††,5,6	8,600	(35,368)
Ryanair Holdings plc*,†††,5,6	9,600	(35,971)
Meyer Burger Technology AG*,†††,5,6	200	(49,879)
USG Corp.*,†††,5,6	4,940	(141,877)
Beijing Capital International Airport Company Ltd. — Class H†††,5,6	218,000	(188,550)
Brisa Auto-Estradas de Portugal S.A.†††,5,6	44,400	(461,804)

Total Industrials		(1,051,009)

Financials—(10.1)%
C C Land Holdings Ltd.†††,5,6	50,000	(13,945)
Franshion Properties China Ltd.†††,5,6	79,400	(22,104)
Aozora Bank Ltd.†††,5,6	16,300	(26,250)
Monex Group, Inc.†††,5,6	78	(27,384)
Mizuho Financial Group, Inc.†††,5,6	11,000	(45,461)
Aeon Mall Company Ltd.†††,5,6	1,700	(52,093)
PrivateBancorp, Inc.†††,5,6	2,390	(102,770)
Erste Group Bank AG†††,5,6	5,200	(319,536)
Wells Fargo & Co.†††,5,6	12,384	(539,689)

Total Financials		(1,149,232)

Health Care—(11.9)%
Sepracor, Inc.*,†††,5,6	1,400	(24,500)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (64.7)% (continued)
Health Care — (11.9)% (continued)
Exelixis, Inc.*,†††,5,6	4,500	$(28,845)
Savient Pharmaceuticals, Inc.*,†††,5,6	2,420	(48,013)
Zeltia S.A.*,†††,5,6	8,000	(54,559)
Intuitive Surgical, Inc.*,†††,5,6	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,†††,5,6	1,540	(56,703)
XenoPort, Inc.*,†††,5,6	1,376	(63,062)
Luminex Corp.*,†††,5,6	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,†††,5,6	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,†††,5,6	2,600	(71,942)
Align Technology, Inc.*,†††,5,6	6,100	(74,420)
Intercell AG*,†††,5,6	1,900	(74,840)
Acorda Therapeutics, Inc.*,†††,5,6	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,†††,5,6	3,050	(78,324)
Sequenom, Inc.*,†††,5,6	3,810	(78,524)
Cepheid, Inc.*,†††,5,6	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,†††,5,6	1,900	(82,954)
Basilea Pharmaceutica*,†††,5,6	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,†††,5,6	2,900	(85,289)
athenahealth, Inc.*,†††,5,6	2,500	(89,625)

Total Health Care		(1,340,347)

Consumer Discretionary—(15.8)%
Tokyo Broadcasting System Holdings, Inc.†††,5,6	1,300	(21,836)
Genting Singapore plc*,†††,5,6	124,900	(41,123)
bwin Interactive Entertainment AG*,†††,5,6	1,600	(45,582)
Riversdale Mining Ltd.*,†††,5,6	6,700	(50,985)
Bwin.Party Digital Entertainment plc*,†††,5,6	15,200	(57,210)
Focus Media Holding Ltd. ADR*,†††,5,6	2,130	(63,900)
Sky Deutschland AG*,†††,5,6	4,000	(65,668)
Marui Group Company Ltd.†††,5,6	29,100	(219,527)
Pool Corp.†††,5,6	11,639	(288,065)
Electrolux AB†††,5,6	30,100	(395,761)
Volkswagen AG†††,5,6	1,300	(539,374)

Total Consumer Discretionary		(1,789,031)

Total Common Stock Sold Short (Proceeds $7,168,507)		(7,345,658)

EXCHANGE TRADED FUNDS SOLD SHORT†— (0.2)%
PowerShares DB Commodity Index Tracking Fund*	238	(6,388)
PowerShares DB Agriculture Fund*	378	(10,917)

Total Exchange Traded Funds Sold Short (Proceeds $17,314)		(17,305)

Total Securities Sold Short—(64.9)% (Proceeds $7,185,821)		$(7,362,963)

Cash & Other Assets, Less Liabilities—47.4%		5,378,539

Total Net Assets—100.0%		$11,345,889

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Contracts	Unrealized Gain
FUTURE CONTRACTS PURCHASED† (continued)
March 2012 S&P 500 Index Mini Futures Contracts
(Aggregate Value of Contracts $2,252,700)	36	$40,043

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2011.
[2]

All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $8,381,739 (cost $7,627,565), or 73.9% of total net assets. The security was deemed liquid at the time of purchase.

[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreement — See Note 3.
[5]

All or a portion of this security was fair valued by the Valuation Committee at December 31, 2011. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,435), or (64.7%) of total net assets.

[6]	llliquid security.
[7]	Security was acquired through a private placement.

ADR	American Depositary Receipt
plc	Public Limited Company

Large Cap Concentrated Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 96.7%
Information Technology—26.6%
Apple, Inc.*	4,505	$1,824,525
Google, Inc. — Class A*	2,705	1,747,159
QUALCOMM, Inc.	26,640	1,457,208
International Business Machines Corp.	5,285	971,806
EMC Corp.*	43,200	930,528
SanDisk Corp.*	16,100	792,281
Intuit, Inc.	14,900	783,591

Total Information Technology		8,507,098

Consumer Discretionary—21.0%
TJX Companies, Inc.	17,240	1,112,842
Starbucks Corp.	21,620	994,736
Nordstrom, Inc.	19,800	984,258
Comcast Corp. — Class A	40,450	959,069
Yum! Brands, Inc.	16,150	953,012
Las Vegas Sands Corp.*	21,100	901,603
Priceline.com, Inc.*	1,735	811,477

Total Consumer Discretionary		6,716,997

Industrials—15.2%
Honeywell International, Inc.	19,010	1,033,194
Precision Castparts Corp.	6,060	998,627
Eaton Corp.	22,020	958,531
United Parcel Service, Inc. — Class B	13,040	954,398

	Shares	Value
COMMON STOCKS† - 96.7% (continued)
Industrials—15.2% (continued)
CSX Corp.	44,580	$938,855

Total Industrials		4,883,605

Energy—9.6%
Exxon Mobil Corp.	14,000	1,186,640
National Oilwell Varco, Inc.	14,250	968,857
Anadarko Petroleum Corp.	12,100	923,593

Total Energy		3,079,090

Health Care—9.3%
Allergan, Inc.	11,400	1,000,236
Johnson & Johnson	15,250	1,000,095
Stryker Corp.	20,000	994,200

Total Health Care		2,994,531

Materials—6.2%
CF Industries Holdings, Inc.	6,890	998,912
EI du Pont de Nemours & Co.	21,600	988,848

Total Materials		1,987,760

Financials—5.3%
Wells Fargo & Co.	37,850	1,043,146
MetLife, Inc.	21,430	668,187

Total Financials		1,711,333

Consumer Staples—3.5%
Coca-Cola Co.	15,900	1,112,523

Total Common Stocks (Cost $29,677,000)		30,992,937

Total Investments—96.7% (Cost $29,677,000)		$30,992,937

Cash & Other Assets, Less Liabilities—3.3%		1,046,225

Total Net Assets—100.0%		$32,039,162

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Large Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 95.6%
Information Technology—20.4%
Apple, Inc.*	13,515	$5,473,575
Google, Inc. — Class A*	8,085	5,222,102
QUALCOMM, Inc.	79,990	4,375,453
International Business Machines Corp.	15,900	2,923,692
Western Union Co.	155,900	2,846,734
EMC Corp.*	129,400	2,787,276
SanDisk Corp.*	48,300	2,376,843
Intuit, Inc.	44,750	2,353,402
TE Connectivity Ltd.	66,700	2,055,027
Computer Sciences Corp.	70,200	1,663,740
Cisco Systems, Inc.	86,900	1,571,152
Hewlett-Packard Co.	50,716	1,306,444
Visa, Inc. — Class A	12,100	1,228,513

Total Information Technology		36,183,953

Industrials—14.8%
Equifax, Inc.	84,200	3,261,908
Honeywell International, Inc.	57,390	3,119,146
Precision Castparts Corp.	18,080	2,979,403
Eaton Corp.	65,930	2,869,933
United Parcel Service, Inc. — Class B	39,140	2,864,657
CSX Corp.	133,850	2,818,881
Republic Services, Inc.	61,700	1,699,835
URS Corp.*	45,900	1,612,008
United Technologies Corp.	21,000	1,534,890
FedEx Corp.	10,200	851,802
Parker Hannifin Corp.	11,100	846,375
Quanta Services, Inc.*	31,879	686,674
USG Corp.*	66,400	674,624
GeoEye, Inc.*	23,909	531,258

Total Industrials		26,351,394

Consumer Discretionary—14.3%
TJX Companies, Inc.	51,760	3,341,108
Starbucks Corp.	64,750	2,979,148
Nordstrom, Inc.	59,480	2,956,751
Comcast Corp. — Class A	120,950	2,867,725
Yum! Brands, Inc.	48,350	2,853,133
Las Vegas Sands Corp.*	63,450	2,711,218
Lowe’s Companies, Inc.	100,300	2,545,614
Priceline.com, Inc.*	5,210	2,436,769
Time Warner, Inc.	59,566	2,152,715
Best Buy Company, Inc.	25,400	593,598

Total Consumer Discretionary		25,437,779

Energy—12.7%
Exxon Mobil Corp.	50,500	4,280,380
Chevron Corp.	28,940	3,079,216
National Oilwell Varco, Inc.	43,000	2,923,570
Anadarko Petroleum Corp.	36,400	2,778,412
Williams Companies, Inc.	76,100	2,512,822
McDermott International, Inc.*	183,500	2,112,085
Apache Corp.	17,665	1,600,096
Halliburton Co.	39,400	1,359,694

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Energy—12.7% (continued)
ConocoPhillips	14,400	$1,049,328
Chesapeake Energy Corp.	35,400	789,066

Total Energy		22,484,669

Financials—11.5%
Wells Fargo & Co.	203,028	5,595,452
Aon Corp.	58,700	2,747,160
U.S. Bancorp	96,126	2,600,208
MetLife, Inc.	64,410	2,008,304
Berkshire Hathaway, Inc. — Class A*	16	1,836,080
JPMorgan Chase & Co.	41,770	1,388,853
Allstate Corp.	49,800	1,365,018
BB&T Corp.	51,212	1,289,006
State Street Corp.	27,900	1,124,649
Progressive Corp.	21,400	417,514

Total Financials		20,372,244

Health Care—9.5%
Johnson & Johnson	46,400	3,042,912
Allergan, Inc.	34,150	2,996,321
Stryker Corp.	59,900	2,977,629
Aetna, Inc.	68,300	2,881,577
Covidien plc	37,900	1,705,879
Forest Laboratories, Inc.*	33,800	1,022,788
Medco Health Solutions, Inc.*	14,800	827,320
UnitedHealth Group, Inc.	16,200	821,016
Hospira, Inc.*	19,301	586,171

Total Health Care		16,861,613

Consumer Staples—6.2%
Coca-Cola Co.	47,400	3,316,578
CVS Caremark Corp.	67,400	2,748,572
Wal-Mart Stores, Inc.	27,700	1,655,352
Kraft Foods, Inc. — Class A	43,100	1,610,216
Bunge Ltd.	17,000	972,400
Costco Wholesale Corp.	9,200	766,544

Total Consumer Staples		11,069,662

Materials—4.3%
CF Industries Holdings, Inc.	20,630	2,990,937
EI du Pont de Nemours & Co.	64,500	2,952,810
Dow Chemical Co.	59,300	1,705,468

Total Materials		7,649,215

Utilities—1.4%
Edison International	61,800	2,558,520

Telecommunication Services—0.5%
Windstream Corp.	75,500	886,370

Total Common Stocks (Cost $160,068,438)		169,855,419

EXCHANGE TRADED FUNDS†—0.7% iShares Russell 1000 Value Index Fund	20,200	1,282,296

Total Exchange Traded Funds (Cost $1,160,304)		1,282,296

Total Investments—96.3% (Cost $161,228,742)		$171,137,715

Cash & Other Assets, Less Liabilities—3.7%		6,599,150

Total Net Assets—100.0%		$177,736,865

Large Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
plc	Public Limited Company

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 98.8%
Financials—19.9%
Hanover Insurance Group, Inc.	1,261,060	$44,074,047
American Financial Group, Inc.[1]	903,700	33,337,493
WR Berkley Corp.	956,310	32,887,501
Reinsurance Group of America, Inc.	478,994	25,027,437
Alleghany Corp.*	70,600	20,141,474
Ocwen Financial Corp.*	1,024,654	14,836,990
RenaissanceRe Holdings Ltd.	177,000	13,163,490
Fifth Street Finance Corp.	1,263,932	12,095,829
Lexington Realty Trust	1,207,800	9,046,422
Employers Holdings, Inc.	492,300	8,905,707
Northern Trust Corp.	189,600	7,519,536
Endurance Specialty Holdings Ltd.	177,930	6,805,822
Old National Bancorp	573,022	6,675,706
MGIC Investment Corp.*	1,781,650	6,645,555
Investors Real Estate Trust	674,800	4,922,666
Redwood Trust, Inc.	300,127	3,055,293
First Marblehead Corp.*	1,117,473	1,307,443

Total Financials		250,448,411

Industrials—19.3%
Covanta Holding Corp.	1,789,150	24,493,463
GeoEye, Inc.*	1,078,226	23,958,182
Quanta Services, Inc.*	1,087,600	23,426,904
Navigant Consulting, Inc.*	1,757,030	20,047,712
Equifax, Inc.	440,000	17,045,600
FTI Consulting, Inc.*	388,050	16,461,081
General Cable Corp.*,2	607,200	15,186,072
Orbital Sciences Corp.*	1,019,880	14,818,856
Aegion Corp.*	913,100	14,006,954
URS Corp.*	338,300	11,881,096
Babcock & Wilcox Co.*	490,650	11,844,291
ICF International, Inc.*	437,700	10,846,206
Trex Company, Inc.*	379,900	8,703,509
Atlas Air Worldwide Holdings, Inc.*	219,004	8,416,324
Saia, Inc.*	566,140	7,065,427
United Stationers, Inc.	178,902	5,825,049
DryShips, Inc.*	2,864,340	5,728,680
Fortune Brands Home & Security, Inc.*	121,500	2,069,145
Thermoenergy Corp.*	2,701,839	499,840

Total Industrials		242,324,391

Consumer Discretionary—13.6%
Cabela’s, Inc.*	1,523,513	38,727,700
Chico’s FAS, Inc.[2]	2,004,000	22,324,560
Apollo Group, Inc. — Class A*,2	356,000	19,177,720
Penn National Gaming, Inc.*	483,700	18,414,459
Maidenform Brands, Inc.*	719,380	13,164,654
Brown Shoe Company, Inc.	1,369,435	12,187,971
Scholastic Corp.	386,600	11,586,402
Jack in the Box, Inc.*	443,700	9,273,330
Smith & Wesson Holding Corp.*	2,039,310	8,891,392
Hanesbrands, Inc.*,2	333,580	7,292,059
DeVry, Inc.	164,230	6,316,286
Fred’s, Inc. — Class A	242,534	3,536,146

Total Consumer Discretionary		170,892,679

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Energy—10.5%
Gulfport Energy Corp.*	1,089,811	$32,094,934
Plains Exploration & Production Co.*	701,740	25,767,893
SandRidge Energy, Inc.*	2,907,970	23,729,035
McDermott International, Inc.*	1,446,300	16,646,913
Goodrich Petroleum Corp.*	1,075,129	14,761,521
Resolute Energy Corp.*	917,600	9,910,080
Sanchez Energy Corp.*	317,968	5,488,128
USEC, Inc.*	2,743,730	3,127,852
Ocean Rig UDW, Inc.*	20,812	253,906

Total Energy		131,780,262

Information Technology—9.9%
Computer Sciences Corp.	1,337,120	31,689,744
Maxwell Technologies, Inc.*,[4]	1,637,554	26,593,877
IXYS Corp.*,4	2,360,830	25,567,789
Cree, Inc.*	629,640	13,877,266
Symmetricom, Inc.*	1,861,970	10,036,018
Power-One, Inc.*	2,559,259	10,006,703
Satyam Computer Services Ltd. ADR*	2,782,424	6,510,872

Total Information Technology		124,282,269

Materials—8.6%
Owens-Illinois, Inc.*	1,313,740	25,460,281
Bemis Company, Inc.	637,450	19,174,496
Sonoco Products Co.	527,200	17,376,512
Louisiana-Pacific Corp.*	2,079,300	16,779,951
HB Fuller Co.	486,504	11,243,107
Globe Specialty Metals, Inc.	706,910	9,465,525
Landec Corp.*	899,063	4,962,828
Zoltek Companies, Inc.*	519,596	3,959,322

Total Materials		108,422,022

Health Care—6.2%
Mednax, Inc.*	347,641	25,033,628
Hologic, Inc.*	737,801	12,918,896
Forest Laboratories, Inc.*	390,780	11,825,003
Universal Health Services, Inc. — Class B	261,940	10,178,988
Kindred Healthcare, Inc.*	811,136	9,547,071
Community Health Systems, Inc.*	530,250	9,252,863

Total Health Care		78,756,449

Utilities—5.8%
Great Plains Energy, Inc.	978,117	21,303,388
Black Hills Corp.	504,860	16,953,199
UGI Corp.	386,242	11,355,515
Allete, Inc.	234,600	9,848,508
NorthWestern Corp.	189,600	6,785,784
MDU Resources Group, Inc.	305,768	6,561,781

Total Utilities		72,808,175

Consumer Staples—5.0%
Ralcorp Holdings, Inc.*	226,316	19,350,018
JM Smucker Co.	239,400	18,713,898
Hormel Foods Corp.	532,630	15,600,733
Bunge Ltd.[2]	160,890	9,202,908

Total Consumer Staples		62,867,557

Total Common Stocks (Cost $1,173,819,068)		1,242,582,215

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp. *,3	858,334	$463,672

Total Convertible Preferred Stocks (Cost $819,654)		463,672

WARRANTS†† — 0.0%
Thermoenergy Corp.
$0.30, 07/31/15*,3	2,320,939	46,419

Total Warrants (Cost $209,619)		46,419

	Face
	Amount	Value
CONVERTIBLE BONDS†† — 1.0%
Industrials—0.5%
DryShips, Inc.
5.00% due 12/01/14	$9,425,000	6,479,688
Energy—0.5%
USEC, Inc.
3.00% due 10/01/14	13,600,000	6,307,000
Total Convertible Bonds (Cost $19,742,937)		12,786,688

Total Long Investments—99.8% (Cost $1,194,591,278)		$1,255,878,994

	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Bunge Ltd.
Expiring January 2012 with strike price of $62.50	972	$(10,692)
Hanesbrands, Inc.
Expiring January 2012 with strike price of $30.00	1,264	(12,640)
Chico’s FAS, Inc.
Expiring January 2012 with strike price of $15.00	1,239	(24,780)
General Cable Corp.
Expiring January 2012 with strike price of $27.00	1,906	(57,180)
Apollo Group, Inc.
Expiring January 2012 with strike price of $50.00	1,200	(612,000)

Total Call Options		(717,292)

Put Options on:
Northern Trust Corp.
Expiring January 2012 with strike price of $35.00	1,740	(43,500)
General Cable Corp.
Expiring January 2012 with strike price of $21.00	2,402	(48,040)
Chico’s FAS, Inc.
Expiring January 2012 with strike price of $12.50	1,487	(223,050)
Bunge Ltd.
Expiring January 2012 with strike price of $60.00	1,012	(313,720)

Total Put Options		(628,310)

Total Options Written
(Premiums received $3,075,351)		(1,345,602)

Cash & Other Assets, Less Liabilities—0.3%		3,439,627

Total Net Assets—100.0%		$1,257,973,019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written put option contracts at December 31, 2011.
[2]	All or a portion of this security is pledged as collateral for open written call option contracts at December 31, 2011.
[3]

PIPE (Private Investment in Public Equity)—Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[4]	Affiliated security- See Note 4.

ADR	American Depositary Receipt

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 98.8%
Financials—20.0%
Hanover Insurance Group, Inc.	489,203	$17,097,645
American Financial Group, Inc.[1]	353,570	13,043,197
WR Berkley Corp.	343,720	11,820,531
Reinsurance Group of America, Inc.	185,803	9,708,207
Alleghany Corp.*	28,808	8,218,634
Ocwen Financial Corp.*	405,108	5,865,964
RenaissanceRe Holdings Ltd.	73,300	5,451,321
Fifth Street Finance Corp.	502,507	4,808,992
Lexington Realty Trust	481,300	3,604,937
Employers Holdings, Inc.	198,434	3,589,671
Northern Trust Corp.	74,460	2,953,084
Endurance Specialty Holdings Ltd.	73,750	2,820,937
Old National Bancorp	224,405	2,614,318
MGIC Investment Corp.*	687,300	2,563,629
Investors Real Estate Trust	245,000	1,787,275
Redwood Trust, Inc.	112,000	1,140,160
First Marblehead Corp.*	557,384	652,139
Bimini Capital Management, Inc. — Class A	402,813	147,429

Total Financials		97,888,070

Industrials—19.6%
Covanta Holding Corp.	710,040	9,720,448
GeoEye, Inc.*	423,252	9,404,659
Quanta Services, Inc.*	423,200	9,115,728
Navigant Consulting, Inc.*	696,370	7,945,582
Equifax, Inc.	181,500	7,031,310
FTI Consulting, Inc.*	151,990	6,447,416
General Cable Corp.*,2	230,700	5,769,807
Orbital Sciences Corp.*	396,788	5,765,330
Aegion Corp.*	374,787	5,749,233
URS Corp.*	148,040	5,199,165
Babcock & Wilcox Co.*	176,600	4,263,124
ICF International, Inc.*	169,333	4,196,072
Trex Company, Inc.*	151,200	3,463,992
Atlas Air Worldwide Holdings, Inc.*	86,961	3,341,911
Saia, Inc.*	222,070	2,771,434
United Stationers, Inc.	78,556	2,557,783
DryShips, Inc.*	1,159,651	2,319,302
Fortune Brands Home & Security, Inc.*	44,000	749,320

Total Industrials		95,811,616

Consumer Discretionary—13.6%
Cabela’s, Inc.*	588,813	14,967,626
Chico’s FAS, Inc.[2]	765,790	8,530,901
Apollo Group, Inc. — Class A*,2	138,660	7,469,614
Penn National Gaming, Inc.*	184,150	7,010,590
Maidenform Brands, Inc.*	285,177	5,218,739
Brown Shoe Company, Inc.	571,357	5,085,077
Scholastic Corp.	157,600	4,723,272
Jack in the Box, Inc.*	183,130	3,827,417
Smith & Wesson Holding Corp.*	758,202	3,305,761
Hanesbrands, Inc.*,2	136,695	2,988,153
DeVry, Inc.	61,473	2,364,252
Fred’s, Inc. — Class A	89,226	1,300,915
HydroGen Corp.*,[4]	1,265,700	12,784

Total Consumer Discretionary		66,805,101

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Energy—10.6%
Gulfport Energy Corp.*	425,612	$12,534,273
Plains Exploration & Production Co.*	273,230	10,033,006
SandRidge Energy, Inc.*	1,146,351	9,354,224
McDermott International, Inc.*	572,460	6,589,015
Goodrich Petroleum Corp.*	410,582	5,637,291
Resolute Energy Corp.*	373,400	4,032,720
Sanchez Energy Corp.*	122,467	2,113,780
USEC, Inc.*	1,203,200	1,371,648
Ocean Rig UDW, Inc.*	8,718	106,360

Total Energy		51,772,317

Information Technology—9.8%
Computer Sciences Corp.	517,370	12,261,669
Maxwell Technologies, Inc.*	629,931	10,230,079
IXYS Corp.*	909,179	9,846,409
Cree, Inc.*	246,100	5,424,044
Power-One, Inc.*	977,775	3,823,100
Symmetricom, Inc.*	696,000	3,751,440
Satyam Computer Services Ltd. ADR*	1,148,351	2,687,141

Total Information Technology		48,023,882

Materials—8.6%
Owens-Illinois, Inc.*	513,300	9,947,754
Bemis Company, Inc.	247,980	7,459,238
Louisiana-Pacific Corp.*	830,700	6,703,749
Sonoco Products Co.	186,500	6,147,040
HB Fuller Co.	200,316	4,629,303
Globe Specialty Metals, Inc.	276,050	3,696,309
Landec Corp.*	349,900	1,931,448
Zoltek Companies, Inc.*	241,514	1,840,337

Total Materials		42,355,178

Health Care—6.1%
Mednax, Inc.*	114,813	8,267,684
Hologic, Inc.*	307,882	5,391,014
Forest Laboratories, Inc.*	151,230	4,576,220
Universal Health Services, Inc. — Class B	102,930	3,999,860
Kindred Healthcare, Inc.*	331,981	3,907,416
Community Health Systems, Inc.*	211,450	3,689,802

Total Health Care		29,831,996

Utilities—5.5%
Great Plains Energy, Inc.	377,735	8,227,068
Black Hills Corp.	202,939	6,814,692
Allete, Inc.	91,500	3,841,170
NorthWestern Corp.	74,330	2,660,271
MDU Resources Group, Inc.	123,467	2,649,602
UGI Corp.	87,960	2,586,024

Total Utilities		26,778,827

Consumer Staples—5.0%
Ralcorp Holdings, Inc.*	88,922	7,602,831
JM Smucker Co.	93,130	7,279,972
Hormel Foods Corp.	205,470	6,018,216
Bunge Ltd.[2]	65,420	3,742,024

Total Consumer Staples		24,643,043

Total Common Stocks (Cost $470,737,939)		483,910,030

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.1%
Thermoenergy Corp. *,3	793,750	$428,784

Total Convertible Preferred Stocks (Cost $757,980)		428,784

WARRANTS†† —0.0%
Thermoenergy Corp.
$0.30, 07/31/15*,3	2,146,303	42,926

Total Warrants (Cost $193,847)		42,926

	Face
	Amount	Value
CONVERTIBLE BONDS††—0.9%
Energy—0.5%
USEC, Inc.
3.00% due 10/01/14	$5,500,000	2,550,625

Industrials—0.4%
DryShips, Inc.
5.00% due 12/01/14	2,725,000	1,873,438

Total Convertible Bonds (Cost $6,678,447)		4,424,063

Total Long Investments—99.8% (Cost $478,368,213)		$488,805,803

	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Bunge Ltd. Expiring January 2012 with strike price of $62.50	409	$(4,499)
Hanesbrands, Inc. Expiring January 2012 with strike price of $30.00	504	(5,040)
Chico’s FAS, Inc. Expiring January 2012 with strike price of $15.00	522	(10,440)
General Cable Corp. Expiring January 2012 with strike price of $27.00	751	(22,530)
Apollo Group, Inc. Expiring January 2012 with strike price of $50.00	466	(237,660)

Total Call Options		(280,169)

Put Options on:
Northern Trust Corp. Expiring January 2012 with strike price of $35.00	735	(18,375)
General Cable Corp. Expiring January 2012 with strike price of $21.00	939	(18,780)
Chico’s FAS, Inc. Expiring January 2012 with strike price of $12.50	626	(93,900)
Bunge Ltd. Expiring January 2012 with strike price of $60.00	425	(131,750)

Total Put Options		(262,805)

Total Options Written (Premiums received $1,262,360)		(542,974)

Cash & Other Assets, Less Liabilities—0.3%		1,559,220

Total Net Assets—100.0%		$489,822,049

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written put option contracts at December 31, 2011.
[2]	All or a portion of this security is pledged as collateral for open written call option contracts at December 31, 2011.
[3]

PIPE (Private Investment in Public Equity)—Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[4]	Affiliated Security—See Note 4.

ADR	American Depositary Receipt

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 95.5%
Financials—21.2%
Banco de Sabadell S.A.	22,495	$85,410
Old Mutual plc	40,246	84,636
Daiwa House Industry Company Ltd.	7,000	83,487
Credit Saison Company Ltd.	4,090	81,991
Sino Land Company Ltd.	57,400	81,740
Banco Popolare SC	62,920	81,423
Raiffeisen Bank International AG	3,129	81,247
Bankinter S.A.	12,970	79,725
Bank of East Asia Ltd.	20,980	79,419
Iyo Bank Ltd.	8,000	78,992
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,981	78,497
Banco Popular Espanol S.A.	17,104	77,911
Julius Baer Group Ltd.*	1,977	77,329
Nomura Real Estate Office Fund, Inc. — Class A	15	77,075
Yamaguchi Financial Group, Inc.	8,000	76,393
Banco Espirito Santo S.A.	43,448	75,904
Aeon Credit Service Company Ltd.	4,790	75,674
Fukuoka Financial Group, Inc.	18,000	75,536
Australia & New Zealand Banking Group Ltd.	3,591	75,409
Sun Hung Kai Properties Ltd.	6,000	75,207
Joyo Bank Ltd.	17,000	75,094
Skandinaviska Enskilda Banken AB — Class A	12,865	74,936
Lloyds Banking Group plc*	186,145	74,895
Mitsubishi Estate Company Ltd.	5,000	74,704
Swedbank AB — Class A	5,758	74,583
BOC Hong Kong Holdings Ltd.	31,470	74,556
Banco Bilbao Vizcaya Argentaria S.A.	8,624	74,550
Unione di Banche Italiane SCPA	18,170	74,443
Intesa Sanpaolo SpA	44,426	74,393
Aozora Bank Ltd.	27,000	74,367
Macquarie Group Ltd.	3,056	74,364
NTT Urban Development Corp.	109	74,347
Erste Group Bank AG	4,228	74,329
Hachijuni Bank Ltd.	13,000	74,146
Commonwealth Bank of Australia	1,471	74,058
Japan Retail Fund Investment Corp.	50	74,055
Zurich Financial Services AG*	327	73,978
Westfield Retail Trust	28,975	73,797
Shizuoka Bank Ltd.	7,000	73,756
Ratos AB — Class B	6,284	73,727
Suncorp Group Ltd.	8,599	73,707
Mitsubishi UFJ Lease & Finance Company Ltd.	1,860	73,704
Wing Hang Bank Ltd.	8,990	73,676
Fonciere Des Regions	1,147	73,622
Deutsche Bank AG	1,930	73,516
ICADE	933	73,396
Intesa Sanpaolo SpA	58,810	73,327
Svenska Handelsbanken AB — Class A	2,786	73,267
Prudential plc	7,369	73,078

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Financials—21.2% (continued)
Mizuho Financial Group, Inc.	54,050	$73,031
Japan Prime Realty Investment Corp.	31	73,019
Investor AB — Class B	3,913	73,000
Mitsui Fudosan Company Ltd.	5,000	72,886
ASX Ltd.	2,329	72,849
Bankia S.A.*	15,644	72,779
Gjensidige Forsikring ASA	6,279	72,752
Shinsei Bank Ltd.	69,920	72,672
Industrivarden AB — Class C	6,091	72,657
Standard Life plc	22,670	72,603
Gecina S.A.	862	72,507
Insurance Australia Group Ltd.	23,779	72,481
National Australia Bank Ltd.	3,033	72,471
Nordea Bank AB	9,361	72,425
Sumitomo Mitsui Financial Group, Inc.	2,600	72,423
Oversea-Chinese Banking Corporation Ltd.	11,990	72,378
Corio N.V.	1,664	72,363
KBC Groep N.V.	5,744	72,332
Swire Pacific Ltd. — Class A	5,990	72,305
Hysan Development Company Ltd.	21,980	72,167
Muenchener Rueckversicherungs AG	587	71,997
Standard Chartered plc	3,289	71,976
ORIX Corp.	870	71,888
Tokyu Land Corp.	19,000	71,833
Resolution Ltd.	18,393	71,818
Nishi-Nippon City Bank Ltd.	25,000	71,781
Barclays plc	26,255	71,770
Link REIT	19,480	71,734
SCOR SE	3,069	71,726
IMMOFINANZ AG*	23,866	71,652
Suruga Bank Ltd.	8,000	71,612
Gunma Bank Ltd.	13,000	71,443
UBS AG*	6,002	71,439
Cheung Kong Holdings Ltd.	6,000	71,383
Nomura Real Estate Holdings, Inc.	4,790	71,318
Hang Lung Group Ltd.	12,990	71,167
AIA Group Ltd.	22,780	71,127
Randstad Holding N.V.	2,400	70,998
Bank of Yokohama Ltd.	15,000	70,937
Banco Santander S.A.	9,336	70,919
Westfield Group	8,875	70,898
Singapore Exchange Ltd.	15,000	70,889
Chiba Bank Ltd.	11,000	70,885
BNP Paribas S.A.	1,799	70,656
Seven Bank Ltd.	36,000	70,625
Government Properties Trust, Inc.	22,463	70,538
Hannover Rueckversicherung AG	1,422	70,525
United Overseas Bank Ltd.	5,990	70,517
Credit Suisse Group AG*	2,999	70,465
Pohjola Bank plc — Class A	7,248	70,440
SBI Holdings, Inc.	961	70,418
Sumitomo Mitsui Trust Holdings, Inc.	23,980	70,410
Resona Holdings, Inc.	15,980	70,381

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Financials—21.2% (continued)
Hopewell Holdings Ltd.	27,500	$70,320
Hong Kong Exchanges and Clearing Ltd.	4,400	70,306
Kinnevik Investment AB — Class B	3,607	70,278
Capital Shopping Centres Group plc	14,482	70,223
DNB ASA*	7,173	70,218
AMP Ltd.	16,862	70,197
Klepierre	2,461	70,191
ICAP plc	13,019	70,125
Hokuhoku Financial Group, Inc.	35,960	70,079
Sumitomo Realty & Development Company Ltd.	4,000	70,053
Mitsubishi UFJ Financial Group, Inc.	16,480	70,014
Schroders plc	3,432	69,989
Swiss Re AG*	1,373	69,973
Lend Lease Group	9,551	69,948
Royal Bank of Scotland Group plc*	223,252	69,939
Goodman Group	119,932	69,924
T&D Holdings, Inc.	7,500	69,865
Hiroshima Bank Ltd.	15,000	69,767
Chugoku Bank Ltd.	5,000	69,702
Dexus Property Group	82,096	69,697
Bank Leumi Le-Israel BM*	24,346	69,679
Westpac Banking Corp.	3,404	69,636
Allianz AG	727	69,534
Henderson Land Development Company Ltd.	13,990	69,530
Legal & General Group plc	43,504	69,393
Unibail-Rodamco SE	386	69,383
QBE Insurance Group Ltd.	5,230	69,277
Stockland	21,219	69,236
Mizrahi Tefahot Bank Ltd.*	8,729	68,994
Aviva plc	14,764	68,953
Bank of Kyoto Ltd.	8,000	68,910
ING Groep N.V.*	9,560	68,785
HSBC Holdings plc	9,017	68,764
Delta Lloyd N.V.	4,085	68,722
NKSJ Holdings, Inc.	3,500	68,663
Banca Monte dei Paschi di Siena SpA	210,467	68,608
CaixaBank	13,970	68,607
Daito Trust Construction Company Ltd.	800	68,598
Daiwa Securities Group, Inc.	22,000	68,598
City Developments Ltd.	9,990	68,546
Banca Carige SpA	35,758	68,485
Exor SpA	3,400	68,418
Baloise Holding AG	997	68,356
Investec plc	12,985	68,348
Mirvac Group	56,525	68,224
Aegon N.V.*	16,991	68,184
Tryg A	1,227	68,146
Bank Hapoalim BM*	20,854	67,945
RSA Insurance Group plc	41,536	67,802
Wharf Holdings Ltd.	14,990	67,745
CFS Retail Property Trust	39,294	67,724
Global Logistic Properties Ltd.*	49,950	67,583

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Financials—21.2% (continued)
Mapfre S.A.	21,265	$67,558
Hang Seng Bank Ltd.	5,690	67,511
Nomura Holdings, Inc.	22,300	67,506
Sampo Oyj — Class A	2,714	67,328
CNP Assurances	5,418	67,154
3i Group plc	23,899	67,148
British Land Company plc	9,341	67,085
Natixis	26,586	66,882
Wheelock & Company Ltd.	26,980	66,837
AXA S.A.	5,140	66,815
CapitaMall Trust	50,950	66,776
Groupe Bruxelles Lambert S.A.	1,001	66,725
First Pacific Co. Ltd.	64,123	66,711
MS&AD Insurance Group Holdings	3,600	66,696
Land Securities Group plc	6,761	66,681
Tokio Marine Holdings, Inc.	3,000	66,454
GAM Holding AG*	6,106	66,306
Kerry Properties Ltd.	19,980	66,115
New World Development Co. Ltd.	82,000	66,093
Commerzbank AG*	39,169	66,046
Hammerson plc	11,796	65,937
Segro plc	20,365	65,917
Societe Generale S.A.	2,958	65,859
Aeon Mall Company Ltd.	3,100	65,810
Nippon Building Fund, Inc.	8	65,480
Pargesa Holding S.A.	1,000	65,474
Hang Lung Properties Ltd.	23,000	65,447
Credit Agricole S.A.	11,565	65,252
Assicurazioni Generali SpA	4,330	65,167
London Stock Exchange Group plc	5,278	65,130
Ageas	41,853	64,993
Man Group plc	33,311	64,982
Bendigo and Adelaide Bank Ltd.	7,890	64,805
Mediobanca SpA	11,263	64,801
Partners Group Holding AG	371	64,736
UOL Group Ltd.	20,980	64,698
Dai-ichi Life Insurance Company Ltd.	65	63,927
Danske Bank A*	5,019	63,746
Admiral Group plc	4,806	63,560
Ascendas Real Estate Investment Trust	44,950	63,417
Sony Financial Holdings, Inc.	4,300	63,352
Swiss Life Holding AG*	684	62,917
Israel Discount Bank Ltd. — Class A*	47,025	62,914
Japan Real Estate Investment Corp.	8	62,362
Deutsche Boerse AG*	1,186	62,174
DBS Group Holdings Ltd.	7,000	62,169
Keppel Land Ltd.	36,000	61,614
CapitaLand Ltd.	36,000	61,337
Eurazeo	1,723	61,306
CapitaMalls Asia Ltd.	69,940	60,930
UniCredit SpA	6,774	56,277
National Bank of Greece S.A.*	26,725	56,027
Deutsche Boerse AG	8	446
Banco de Valencia S.A.*	412	328

Total Financials		14,499,543

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	$00000000	$00000000
	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Industrials—19.1%
JGC Corp.	4,000	$96,037
Orient Overseas International Ltd.	15,990	93,367
Mitsui OSK Lines Ltd.	22,000	85,176
Kinden Corp.	10,000	84,448
Japan Steel Works Ltd.	12,000	83,409
NGK Insulators Ltd.	7,000	83,123
Nippon Yusen KK	32,000	81,902
Wolseley plc	2,446	80,995
Keisei Electric Railway Company Ltd.	11,000	80,889
SMC Corp.	500	80,681
Skanska AB — Class B	4,833	80,051
Koninklijke Boskalis Westminster N.V.	2,174	79,870
Toyota Tsusho Corp.	4,490	79,393
Marubeni Corp.	13,000	79,213
Hino Motors Ltd.	13,000	78,875
Balfour Beatty plc	19,169	78,808
West Japan Railway Co.	1,800	78,225
Kintetsu Corp.	20,000	78,212
SKF AB — Class B	3,683	77,913
Mitsubishi Logistics Corp.	7,000	77,758
Aggreko plc	2,481	77,684
Kamigumi Company Ltd.	9,000	77,641
Keio Corp.	11,000	77,602
Odakyu Electric Railway Company Ltd.	8,000	77,329
G4S plc	18,323	77,322
Koninklijke Philips Electronics N.V.	3,664	77,192
Auckland International Airport Ltd.	39,328	77,147
TNT Express N.V.	10,304	76,992
Assa Abloy AB — Class B	3,069	76,964
Dai Nippon Printing Company Ltd.	8,000	76,913
MAN SE	864	76,812
Atlas Copco AB — Class A	3,570	76,767
Mitsubishi Electric Corp.	8,000	76,705
NTN Corp.	19,000	76,523
FANUC Corp.	500	76,523
East Japan Railway Co.	1,200	76,393
Atlantia SpA	4,755	76,117
Amada Company Ltd.	12,000	76,082
Central Japan Railway Co.	9	76,004
Furukawa Electric Company Ltd.	33,000	75,887
Sumitomo Heavy Industries Ltd.	13,000	75,835
Obayashi Corp.	17,000	75,536
Asahi Glass Company Ltd.	9,000	75,536
Invensys plc	23,013	75,382
Hutchison Whampoa Ltd.	9,000	75,380
IHI Corp.	31,000	75,315
Fomento de Construcciones y Contratas S.A.	2,901	75,233
European Aeronautic Defence and Space Company N.V.	2,402	75,067
Bunzl plc	5,468	75,033
Atlas Copco AB — Class B	3,942	74,916
Experian plc	5,505	74,856
Wendel S.A.	1,122	74,776
BAE Systems plc	16,892	74,772
	$00000000	$00000000
	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Industrials—19.1% (continued)
JTEKT Corp.	7,590	$74,648
Mitsui & Company Ltd.	4,800	74,647
Hochtief AG	1,285	74,323
Sumitomo Corp.	5,490	74,322
Intertek Group plc	2,345	74,081
Vallourec S.A.	1,141	74,063
Nippon Express Company Ltd.	19,000	74,055
Kawasaki Kisen Kaisha Ltd.	40,980	74,006
Yamato Holdings Company Ltd.	4,390	73,975
Sumitomo Electric Industries Ltd.	6,790	73,925
Tokyu Corp.	15,000	73,860
Cobham plc	25,939	73,847
Sandvik AB	6,018	73,841
Brambles Ltd.	10,082	73,837
Secom Company Ltd.	1,600	73,795
Alfa Laval AB	3,894	73,777
NWS Holdings Ltd.	50,000	73,649
Toppan Printing Company Ltd.	10,000	73,535
Abertis Infraestructuras S.A.	4,604	73,521
Kajima Corp.	23,970	73,495
Babcock International Group plc	6,433	73,437
Deutsche Post AG	4,773	73,379
ITOCHU Corp.	7,200	73,151
Rolls-Royce Holdings plc*	6,309	73,149
QR National Ltd.	20,834	72,881
Neptune Orient Lines Ltd.	84,000	72,855
MTR Corp.	22,480	72,795
Mitsubishi Corp.	3,600	72,730
Orkla ASA	9,741	72,718
Volvo AB — Class B	6,640	72,646
AP Moeller—Maersk A — Class B	11	72,622
Hutchison Port Holdings Trust	117,000	72,540
Transurban Group	12,607	72,471
Asciano Ltd.	15,744	72,469
Zardoya Otis S.A.	5,279	72,413
Mitsubishi Heavy Industries Ltd.	16,980	72,359
Vinci S.A.	1,656	72,348
Societe BIC S.A.	815	72,245
Safran S.A.	2,403	72,160
ABB Ltd.*	3,830	72,090
Delek Group Ltd.*	382	71,871
GEA Group AG	2,541	71,848
Keikyu Corp.	8,000	71,820
Adecco S.A.*	1,714	71,804
Geberit AG*	372	71,683
Keppel Corporation Ltd.	9,990	71,627
Fraser and Neave Ltd.	14,980	71,603
Weir Group plc	2,268	71,543
Tobu Railway Company Ltd.	14,000	71,482
NSK Ltd.	11,000	71,456
Sojitz Corp.	46,200	71,428
Shimizu Corp.	17,000	71,339
Ferrovial S.A.	5,903	71,233
SGS S.A.	43	71,186
Chiyoda Corp.	6,990	71,108
Nippon Sheet Glass Company Ltd.	37,980	71,055
Schindler Holding AG—Participation Certificate	610	71,047

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Industrials—19.1% (continued)
THK Company Ltd.	3,600	$70,952
Taisei Corp.	28,000	70,937
ComfortDelGro Corporation Ltd.	64,930	70,832
Yangzijiang Shipbuilding Holdings Ltd.	100,940	70,816
SembCorp Marine Ltd.	23,980	70,622
Bureau Veritas S.A.	969	70,598
Noble Group Ltd.	80,950	70,522
Campbell Brothers Ltd.	1,407	70,505
Singapore Airlines Ltd.	9,000	70,496
Thales S.A.	2,232	70,477
Koninklijke Vopak N.V.	1,333	70,423
Schindler Holding AG	605	70,271
Cathay Pacific Airways Ltd.	40,970	70,265
Scania AB — Class B	4,741	70,262
Kurita Water Industries Ltd.	2,700	70,157
GS Yuasa Corp.	13,000	69,923
Kawasaki Heavy Industries Ltd.	28,000	69,845
Legrand S.A.	2,171	69,815
Fiat Industrial SpA*	8,132	69,718
Nidec Corp.	800	69,534
Cosco Corporation Singapore Ltd.	103,000	69,482
TOTO Ltd.	9,000	69,456
Bouygues S.A.	2,204	69,436
Ushio, Inc.	4,800	69,346
Securitas AB — Class B	8,032	69,320
Schneider Electric S.A.	1,313	69,120
Eiffage S.A.	2,852	69,035
Hitachi Construction Machinery Company Ltd.	4,100	69,035
JS Group Corp.	3,600	68,988
Siemens AG	720	68,893
Brenntag AG	739	68,808
International Consolidated Airlines Group S.A.*	30,542	68,771
Smiths Group plc	4,838	68,717
AP Moeller—Maersk A — Class A	11	68,639
SembCorp Industries Ltd.	21,980	68,629
Edenred	2,787	68,598
Fuji Electric Company Ltd.	25,000	68,533
Singapore Technologies Engineering Ltd.	33,000	68,437
Qantas Airways Ltd.*	45,821	68,428
Sulzer AG	640	68,408
Serco Group plc	9,292	68,393
Elbit Systems Ltd.*	1,656	67,986
Makita Corp.	2,100	67,963
Komatsu Ltd.	2,900	67,781
Leighton Holdings Ltd.	3,474	67,657
Capita plc	6,936	67,653
Deutsche Lufthansa AG	5,672	67,418
Cie de St.-Gobain	1,752	67,257
Prysmian SpA	5,415	67,236
Metso Oyj	1,813	67,218
Kubota Corp.	8,000	67,039
All Nippon Airways Company Ltd.	24,000	67,039
Mabuchi Motor Company Ltd.	1,600	66,623
ACS Actividades de Construccion y Servicios S.A.	2,247	66,589

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Industrials—19.1% (continued)
Toll Holdings Ltd.	15,393	$66,443
DSV A	3,705	66,441
Kuehne + Nagel International AG	590	66,267
Kone Oyj — Class B	1,272	66,007
Aeroports de Paris	960	65,843
Daikin Industries Ltd.	2,400	65,730
Ryanair Holdings plc ADR*	2,345	65,332
Meggitt plc	11,882	65,089
Alstom S.A.	2,132	64,643
Wartsila Oyj	2,197	63,458
Finmeccanica SpA	17,150	63,429
Groupe Eurotunnel S.A.	9,191	62,562
Nabtesco Corp.	3,400	61,975
Fraport AG Frankfurt Airport Services Worldwide	1,245	61,223
N.V. Bekaert S.A.	1,857	59,561
Vestas Wind Systems A*	5,185	55,969
Sydney Airport	20,463	55,676

Total Industrials		13,104,923

Consumer Discretionary—13.3%
Daihatsu Motor Company Ltd.	5,000	89,256
Koito Manufacturing Company Ltd.	6,000	84,189
Sekisui Chemical Company Ltd.	10,000	82,500
J Front Retailing Company Ltd.	17,000	82,162
Shimamura Company Ltd.	800	81,798
Sega Sammy Holdings, Inc.	3,700	79,942
NHK Spring Company Ltd.	9,000	79,745
Fuji Heavy Industries Ltd.	13,000	78,537
Lagardere SCA	2,968	78,353
Isetan Mitsukoshi Holdings Ltd.	7,390	77,481
Benesse Holdings, Inc.	1,600	77,433
Marui Group Company Ltd.	9,900	77,173
Dentsu, Inc.	2,500	76,296
ABC-Mart, Inc.	2,000	76,056
Modern Times Group AB — Class B	1,590	75,958
Sankyo Company Ltd.	1,500	75,906
Intercontinental Hotels Group plc	4,221	75,786
Tatts Group Ltd.	30,246	75,487
ITV plc	71,311	75,426
Nitori Holdings Company Ltd.	800	75,042
Pearson plc	3,992	74,960
Hennes & Mauritz AB — Class B	2,329	74,886
Toho Company Ltd.	4,200	74,866
Compass Group plc	7,870	74,685
Hakuhodo DY Holdings, Inc.	1,300	74,652
Sands China Ltd.*	26,370	74,527
Sky City Entertainment Group Ltd.	27,807	74,461
NGK Spark Plug Company Ltd.	6,000	74,445
Yue Yuen Industrial Holdings Ltd.	23,480	74,220
Jardine Cycle & Carriage Ltd.	2,000	74,196
Isuzu Motors Ltd.	16,000	74,003
Oriental Land Company Ltd.	700	73,938
Toyota Industries Corp.	2,700	73,490
Stanley Electric Company Ltd.	5,000	73,470
Toyota Motor Corp.	2,200	73,314
Rakuten, Inc.	68	73,151
Shimano, Inc.	1,500	72,886
McDonald’s Holdings Company Japan Ltd.	2,700	72,858

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Consumer Discretionary — 13.3% (continued)
Fast Retailing Company Ltd.	400	$72,756
Casio Computer Co. Ltd.	11,990	72,747
OPAP S.A.	8,210	72,565
Suzuki Motor Corp.	3,500	72,392
Takashimaya Company Ltd.	10,000	72,366
USS Company Ltd.	800	72,340
NOK Corp.	4,200	72,192
Wolters Kluwer N.V.	4,170	72,068
WPP plc	6,854	71,909
Sumitomo Rubber Industries Ltd.	5,990	71,908
Nissan Motor Company Ltd.	7,990	71,834
Nokian Renkaat Oyj	2,230	71,799
SJM Holdings Ltd.	43,970	71,787
Rinnai Corp.	1,000	71,586
Sodexo	997	71,567
Galaxy Entertainment Group Ltd.*	38,960	71,433
Husqvarna AB — Class B	15,490	71,367
Aisin Seiki Company Ltd.	2,500	71,262
Sekisui House Ltd.	8,000	70,989
Jupiter Telecommunications Company Ltd.	70	70,937
TUI Travel plc	27,544	70,887
Reed Elsevier N.V.	6,076	70,820
GKN plc	24,884	70,727
Mediaset SpA	25,554	70,701
Crown Ltd.	8,524	70,536
Carnival plc	2,133	70,399
Publicis Groupe S.A.	1,530	70,377
Next plc	1,655	70,328
Bridgestone Corp.	3,100	70,281
TABCORP Holdings Ltd.	25,168	70,279
PPR	490	70,163
Honda Motor Company Ltd.	2,300	70,162
Echo Entertainment Group Ltd.*	19,103	70,148
Daimler AG	1,596	70,057
Sony Corp.	3,900	70,025
Sharp Corp.	8,000	69,949
Eutelsat Communications S.A.	1,792	69,918
Toyota Boshoku Corp.	6,690	69,794
Genting Singapore plc*	59,950	69,790
Mitsubishi Motors Corp.*	58,930	69,672
Namco Bandai Holdings, Inc.	4,890	69,630
SES S.A.	2,901	69,620
Yamaha Corp.	7,590	69,619
Electrolux AB	4,366	69,589
Luxottica Group SpA	2,478	69,586
Axel Springer AG	1,618	69,525
Reed Elsevier plc	8,625	69,458
Sanoma Oyj	6,051	69,417
Denso Corp.	2,500	69,053
Nikon Corp.	3,100	69,032
Renault S.A.	1,990	69,016
Mazda Motor Corp.*	39,000	68,910
Swatch Group AG	184	68,856
Asics Corp.	6,090	68,678
Swatch Group AG/REG	1,030	68,645
Inditex S.A.	838	68,623
Lifestyle International Holdings Ltd.	30,970	68,267

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Consumer Discretionary — 13.3% (continued)
Wynn Macau Ltd.	27,180	$68,242
Cie Financiere Richemont S.A.	1,341	67,828
Kingfisher plc	17,419	67,825
Whitbread plc	2,791	67,754
Burberry Group plc	3,682	67,710
Accor S.A.	2,670	67,670
Cie Generale des Etablissements Michelin — Class B	1,139	67,323
British Sky Broadcasting Group plc	5,911	67,249
Adidas AG	1,032	67,122
Yamaha Motor Company Ltd.	5,300	67,068
Autogrill SpA	6,864	66,975
Marks & Spencer Group plc	13,867	66,960
Toyoda Gosei Company Ltd.	4,200	66,953
Sanrio Co. Ltd.	1,300	66,799
Yamada Denki Company Ltd.	980	66,717
Porsche Automobil Holding SE	1,246	66,674
Li & Fung Ltd.	35,960	66,581
Societe Television Francaise 1	6,778	66,153
Fiat SpA	14,285	65,625
Shangri-La Asia Ltd.	37,970	65,511
Singapore Press Holdings Ltd.	23,000	65,431
Continental AG*	1,050	65,351
Christian Dior S.A.	550	65,203
Pirelli & C SpA	7,722	65,004
JCDecaux S.A.*	2,821	64,962
Bayerische Motoren Werke AG	969	64,905
Fairfax Media Ltd.	88,020	64,823
LVMH Moet Hennessy Louis Vuitton S.A.	457	64,699
Panasonic Corp.	7,590	64,491
Harvey Norman Holdings Ltd.	33,971	63,762
Kabel Deutschland Holding AG*	1,253	63,586
Volkswagen AG	468	62,773
Peugeot S.A.	3,910	61,275
Total Consumer Discretionary		9,102,879
Materials—10.4%
Daicel Corp.	13,000	79,213
Asahi Kasei Corp.	13,000	78,368
Nisshin Steel Company Ltd.	51,000	78,186
Boliden AB	5,338	77,946
Yamato Kogyo Company Ltd.	2,700	77,524
CRH plc	3,893	77,381
SSAB AB — Class A	8,701	76,674
Air Water, Inc.	6,000	76,393
Sumitomo Metal Industries Ltd.	41,960	76,321
Holmen AB — Class B	2,653	76,206
Hitachi Metals Ltd.	7,000	76,121
HeidelbergCement AG	1,790	75,955
Antofagasta plc	4,028	75,949
Daido Steel Company Ltd.	12,000	75,302
Iluka Resources Ltd.	4,749	75,292
James Hardie Industries SE	10,742	74,935
Nippon Steel Corp.	30,000	74,834
Kaneka Corp.	14,000	74,575
JFE Holdings, Inc.	4,100	74,255
Nippon Paper Group, Inc.	3,400	74,211
ArcelorMittal	4,050	74,056

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Materials — 10.4% (continued)
Ube Industries Ltd.	27,000	$74,016
Kazakhmys plc	5,140	73,965
Teijin Ltd.	24,000	73,899
Shin-Etsu Chemical Company Ltd.	1,500	73,860
Fletcher Building Ltd.	15,443	73,810
Sims Metal Management Ltd.	5,704	73,805
Cimpor Cimentos de Portugal SGPS S.A.	10,721	73,767
Maruichi Steel Tube Ltd.	3,300	73,614
Sika AG	39	73,491
Mitsubishi Materials Corp.	27,000	73,314
Boral Ltd.	19,760	72,762
Kobe Steel Ltd.	46,960	72,603
Svenska Cellulosa AB — Class B	4,898	72,588
Givaudan S.A.*	76	72,416
Kuraray Company Ltd.	5,090	72,412
BASF SE	1,036	72,249
Randgold Resources Ltd.	706	72,206
Toyo Seikan Kaisha Ltd.	5,290	72,164
Umicore S.A.	1,749	72,133
Lafarge S.A.	2,050	72,052
Stora Enso Oyj	12,028	72,036
OJI Paper Company Ltd.	14,000	71,846
Novozymes A — Class B	2,323	71,708
Toray Industries, Inc.	10,000	71,586
Kansai Paint Company Ltd.	8,000	71,404
Voestalpine AG	2,546	71,397
Rexam plc	13,023	71,340
Akzo Nobel N.V.	1,475	71,312
Arkema S.A.	1,006	71,211
Amcor Ltd.	9,645	71,130
Showa Denko KK	35,000	70,937
Syngenta AG*	242	70,851
BHP Billiton plc	2,430	70,841
Norsk Hydro ASA	15,269	70,817
Xstrata plc	4,647	70,587
Linde AG	474	70,510
Air Liquide S.A.	569	70,386
Denki Kagaku Kogyo KK	19,000	70,352
Salzgitter AG	1,407	70,336
Anglo American plc	1,903	70,300
Mitsui Chemicals, Inc.	23,000	70,222
JSR Corp.	3,800	70,105
Glencore International plc	11,465	69,803
Vedanta Resources plc	4,431	69,784
Taiyo Nippon Sanso Corp.	10,000	69,767
BHP Billiton Ltd.	1,979	69,674
UPM-Kymmene Oyj	6,320	69,600
Johnson Matthey plc	2,436	69,427
Sumitomo Chemical Company Ltd.	19,000	69,365
Orica Ltd.	2,793	69,250
OZ Minerals Ltd.	6,741	69,020
Holcim Ltd.*	1,289	68,958
Mitsubishi Chemical Holdings Corp.	12,490	68,803
Incitec Pivot Ltd.	21,618	68,769
Eurasian Natural Resources Corp. plc	6,962	68,717
Israel Corporation Ltd.*	110	68,678
Koninklijke DSM N.V.	1,478	68,568

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Materials — 10.4% (continued)
Lanxess AG	1,319	$68,276
Yara International ASA	1,693	67,934
Israel Chemicals Ltd.*	6,552	67,892
Rio Tinto plc	1,393	67,600
Acerinox S.A.	5,268	67,559
Rio Tinto Ltd.	1,090	67,230
Hitachi Chemical Company Ltd.	3,800	66,946
Tosoh Corp.	24,980	66,856
Imerys S.A.	1,450	66,782
Mitsubishi Gas Chemical Company, Inc.	12,000	66,571
Lonmin plc	4,359	66,314
ThyssenKrupp AG	2,876	65,968
Fresnillo plc	2,719	64,486
Nitto Denko Corp.	1,800	64,404
Sumitomo Metal Mining Company Ltd.	5,000	64,246
Fortescue Metals Group Ltd.	14,673	64,086
Solvay S.A.	766	63,104
Lynas Corporation Ltd.*	58,690	62,733
OneSteel Ltd.	85,136	60,958
Newcrest Mining Ltd.	1,999	60,523
K+S AG	1,339	60,508
Alumina Ltd.	51,850	59,134
Wacker Chemie AG	729	58,631
Total Materials		7,148,961
Consumer Staples—7.0%
Toyo Suisan Kaisha Ltd.	4,000	96,921
Kirin Holdings Company Ltd.	7,000	85,124
Ajinomoto Company, Inc.	6,990	83,913
Lawson, Inc.	1,300	81,155
Kikkoman Corp.	7,000	80,395
Unicharm Corp.	1,600	78,888
Yamazaki Baking Company Ltd.	6,000	78,810
Nisshin Seifun Group, Inc.	6,490	78,669
Coca Cola Hellenic Bottling Company S.A.*	4,501	77,177
Swedish Match AB	2,144	76,102
Seven & I Holdings Company Ltd.	2,700	75,244
Koninklijke Ahold N.V.	5,535	74,528
Nippon Meat Packers, Inc.	6,000	74,523
Nissin Foods Holdings Company Ltd.	1,900	74,425
Barry Callebaut AG*	75	73,898
Kao Corp.	2,700	73,770
Kerry Group plc — Class A	2,011	73,609
Distribuidora Internacional de Alimentacion S.A.*	16,274	73,604
Shiseido Company Ltd.	4,000	73,535
Imperial Tobacco Group plc	1,945	73,528
Aryzta AG	1,521	73,516
Woolworths Ltd.	2,849	73,145
British American Tobacco plc	1,541	73,119
Coca-Cola West Company Ltd.	4,200	72,847
FamilyMart Company Ltd.	1,800	72,730
Aeon Company Ltd.	5,290	72,646
Diageo plc	3,322	72,570
Unilever N.V.	2,108	72,481
Yakult Honsha Company Ltd.	2,300	72,463

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Consumer Staples — 7.0% (continued)
Asahi Group Holdings Ltd.	3,300	$72,457
Suedzucker AG	2,270	72,411
Nestle S.A.	1,250	71,862
Heineken Holding N.V.	1,756	71,853
Unilever plc	2,134	71,691
Anheuser-Busch InBev N.V.	1,171	71,684
Beiersdorf AG	1,260	71,450
Metcash Ltd.	17,284	71,424
Henkel AG & Company KGaA	1,470	71,146
Golden Agri-Resources Ltd.	128,850	71,026
SABMiller plc	2,014	70,882
Tate & Lyle plc	6,481	70,865
WM Morrison Supermarkets plc	13,977	70,791
Heineken N.V.	1,529	70,776
J Sainsbury plc	15,010	70,591
MEIJI Holdings Company Ltd.	1,700	70,566
Japan Tobacco, Inc.	15	70,547
Pernod-Ricard S.A.	755	70,014
Tesco plc	11,122	69,693
Wilmar International Ltd.	18,000	69,386
L’Oreal S.A.	663	69,239
Associated British Foods plc	4,006	68,815
Carlsberg A — Class B	975	68,749
Coca-Cola Amatil Ltd.	5,815	68,461
Lindt & Spruengli AG—Participation Certificate	23	68,415
Kesko Oyj — Class B	2,030	68,196
Danone	1,083	68,070
Casino Guichard Perrachon S.A.	806	67,880
Wesfarmers Ltd.	2,248	67,832
Reckitt Benckiser Group plc	1,373	67,792
Lindt & Spruengli AG	2	66,837
Delhaize Group S.A.	1,186	66,617
Jeronimo Martins SGPS S.A.*	3,974	65,775
Colruyt S.A.	1,735	65,673
Olam International Ltd.	38,970	63,994
Carrefour S.A.	2,716	61,912
Metro AG	1,470	53,645

Total Consumer Staples		4,762,352

Information Technology—6.5%
Keyence Corp.	400	96,453
Shimadzu Corp.	10,000	84,708
Yahoo Japan Corp.	239	76,976
Nomura Research Institute Ltd.	3,400	76,861
ASML Holding N.V.	1,826	76,738
Yaskawa Electric Corp.	9,000	76,588
Itochu Techno-Solutions Corp.	1,700	76,309
Gree, Inc.	2,200	75,801
Otsuka Corp.	1,100	75,744
Hexagon AB — Class B	5,060	75,651
Konami Corp.	2,500	74,867
Trend Micro, Inc.	2,500	74,737
Citizen Holdings Company Ltd.	12,790	74,277
Hitachi High-Technologies Corp.	3,400	73,769
Hitachi Ltd.	14,000	73,483
NTT Data Corp.	23	73,449
FUJIFILM Holdings Corp.	3,100	73,422
Hoya Corp.	3,400	73,239

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Information Technology — 6.5% (continued)
Sage Group plc	16,025	$73,224
ASM Pacific Technology Ltd.	6,500	72,937
Oracle Corporation Japan	2,200	72,800
Fujitsu Ltd.	14,000	72,756
Dena Company Ltd.	2,400	71,997
Telefonaktiebolaget LM Ericsson — Class B	7,000	71,601
Tokyo Electron Ltd.	1,400	71,210
Canon, Inc.	1,600	70,885
Foxconn International Holdings Ltd.*	109,850	70,861
Konica Minolta Holdings, Inc.	9,490	70,771
ARM Holdings plc	7,678	70,537
Square Enix Holdings Company Ltd.	3,590	70,475
Seiko Epson Corp.	5,300	70,442
NICE Systems Ltd.*	2,067	70,274
Hirose Electric Company Ltd.	800	70,157
Dassault Systemes S.A.	874	70,044
Hamamatsu Photonics KK	2,000	69,975
Rohm Company Ltd.	1,500	69,962
Computershare Ltd.	8,535	69,928
Ricoh Company Ltd.	8,000	69,741
Nippon Electric Glass Company Ltd.	7,000	69,300
Nintendo Company Ltd.	500	68,858
Amadeus IT Holding S.A. — Class A	4,228	68,584
Omron Corp.	3,400	68,336
Brother Industries Ltd.	5,490	67,404
Neopost S.A.	995	67,033
Yokogawa Electric Corp.	7,400	66,818
Murata Manufacturing Company Ltd.	1,300	66,799
STMicroelectronics N.V.	11,235	66,748
United Internet AG	3,713	66,308
AtoS	1,498	65,736
Toshiba Corp.	16,000	65,480
Infineon Technologies AG	8,697	65,457
NEC Corp.*	32,000	64,856
Alcatel-Lucent*	41,447	64,738
Kyocera Corp.	800	64,337
Indra Sistemas S.A.	5,045	64,222
SAP AG	1,198	63,330
Elpida Memory, Inc.*	13,600	63,256
TDK Corp.	1,400	62,024
Ibiden Company Ltd.	3,100	61,299
Capital Gemini S.A.	1,961	61,273
Advantest Corp.	6,400	60,948
Sumco Corp.	8,100	59,879
Nokia Oyj	12,073	58,932

Total Information Technology		4,425,604

Health Care—5.9%
Elan Corporation plc*	6,587	91,378
Kyowa Hakko Kirin Company Ltd.	7,000	85,670
Taisho Pharmaceutical Holdings Co. Ltd.*	1,100	84,890
Alfresa Holdings Corp.	2,000	84,319

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Health Care—5.9% (continued)
Santen Pharmaceutical Company Ltd.	2,000	$82,370
Cochlear Ltd.	1,289	81,745
Dainippon Sumitomo Pharma Company Ltd.	6,990	79,644
Daiichi Sankyo Company Ltd.	4,000	79,304
Takeda Pharmaceutical Company Ltd.	1,800	79,044
Eisai Company Ltd.	1,900	78,622
Ono Pharmaceutical Company Ltd.	1,400	78,576
Suzuken Company Ltd.	2,800	77,630
Chugai Pharmaceutical Company Ltd.	4,700	77,489
Astellas Pharma, Inc.	1,900	77,264
Shionogi & Company Ltd.	6,000	77,095
Tsumura & Co.	2,600	76,679
Roche Holding AG	450	76,270
Hisamitsu Pharmaceutical Company, Inc.	1,800	76,237
Medipal Holdings Corp.	7,290	76,149
Otsuka Holdings Company Ltd.	2,700	75,910
Smith & Nephew plc	7,800	75,777
Grifols S.A.*	4,501	75,720
Shire plc	2,173	75,668
Miraca Holdings, Inc.	1,900	75,659
Ramsay Health Care Ltd.	3,810	75,136
Sanofi	1,019	74,834
CSL Ltd.	2,275	74,464
William Demant Holding A*	892	74,172
GlaxoSmithKline plc	3,242	74,095
Novartis AG	1,292	73,864
Straumann Holding AG	426	73,517
Teva Pharmaceutical Industries Ltd.*	1,809	72,797
Mitsubishi Tanabe Pharma Corp.	4,600	72,792
Getinge AB — Class B	2,855	72,344
AstraZeneca plc	1,562	72,174
Merck KGaA	722	71,971
Novo Nordisk A — Class B	626	71,933
Bayer AG	1,125	71,918
Celesio AG	4,531	71,769
Actelion Ltd.*	2,089	71,724
UCB S.A.	1,702	71,604
Sonova Holding AG*	680	71,127
Sonic Healthcare Ltd.	6,162	71,096
Olympus Corp.	5,400	70,999
Terumo Corp.	1,500	70,644
Synthes, Inc.[1]	421	70,592
Fresenius SE & Company KGaA	761	70,393
Fresenius Medical Care AG & Co. KGaA	1,036	70,385
Cie Generale d’Optique Essilor International S.A.	997	70,380
Lonza Group AG*	1,171	69,190
Sysmex Corp.	2,100	68,427
QIAGEN N.V.*	4,951	68,234
Orion Oyj — Class B	3,481	67,796
Coloplast A — Class B	468	67,303

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Health Care—5.9% (continued)
Grifols S.A.*	450	$4,893

Total Health Care		4,051,676

Utilities—4.7%
Toho Gas Company Ltd.	13,000	82,760
Tokyo Gas Company Ltd.	17,000	78,186
Hokuriku Electric Power Co.	4,100	76,545
Cheung Kong Infrastructure Holdings Ltd.	13,000	76,159
Chugoku Electric Power Company, Inc.	4,290	75,188
EDP Renovaveis S.A.*	12,275	75,103
Osaka Gas Company Ltd.	19,000	75,042
Shikoku Electric Power Company, Inc.	2,600	74,517
Electric Power Development Company Ltd.	2,800	74,465
Kyushu Electric Power Company, Inc.	5,190	74,307
Verbund AG	2,725	73,119
Chubu Electric Power Company, Inc.	3,890	72,625
Hokkaido Electric Power Company, Inc.	5,100	72,620
SP AusNet	75,367	72,465
Kansai Electric Power Company, Inc.	4,700	72,115
GDF Suez	2,627	71,798
AGL Energy Ltd.	4,895	71,749
International Power plc ADR	13,648	71,478
Contact Energy Ltd.*	17,267	70,834
Gas Natural SDG S.A.	4,113	70,604
Power Assets Holdings Ltd.	9,490	70,198
Enel SpA	17,242	70,151
Enagas S.A.	3,782	69,938
Hong Kong & China Gas Company Ltd.	29,960	69,436
EDP—Energias de Portugal S.A.	22,300	68,999
Red Electrica Corp. S.A.	1,610	68,890
SSE plc	3,425	68,676
Snam Rete Gas SpA	15,455	68,120
Terna Rete Elettrica Nazionale SpA	20,202	68,076
CLP Holdings Ltd.	7,990	67,950
United Utilities Group plc	7,225	67,947
Centrica plc	15,056	67,627
Enel Green Power SpA	32,292	67,447
Acciona S.A.	781	67,442
Severn Trent plc	2,883	66,942
National Grid plc	6,897	66,897
Iberdrola S.A.	10,681	66,885
Fortum Oyj	3,074	65,597
Tohoku Electric Power Company, Inc.	6,790	65,192
EDF S.A.	2,645	64,349
A2A SpA	68,416	64,321
E.ON AG	2,954	63,725
Veolia Environnement S.A.	5,789	63,445
Suez Environnement Co.	5,443	62,696
RWE AG	1,736	60,993

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Utilities—4.7% (continued)
Tokyo Electric Power Company, Inc.*	19,080	$45,364

Total Utilities		3,198,982

Energy—4.0%
Fugro N.V.	1,331	77,328
TonenGeneral Sekiyu KK	7,000	76,484
Royal Dutch Shell plc — Class B	2,006	76,458
Royal Dutch Shell plc — Class A	2,060	75,860
Cie Generale de Geophysique—Veritas*	3,223	75,617
Cosmo Oil Company Ltd.	27,000	75,419
Repsol YPF S.A.	2,431	74,668
Tenaris S.A.	4,040	74,657
Tullow Oil plc	3,369	73,309
Petrofac Ltd.	3,262	72,956
BG Group plc	3,394	72,561
Idemitsu Kosan Company Ltd.	700	72,210
Statoil ASA	2,811	72,142
Showa Shell Sekiyu KK	10,690	72,081
AMEC plc	5,112	72,013
BP plc	10,066	71,987
Technip S.A.	763	71,704
Total S.A.	1,387	70,898
SBM Offshore N.V.	3,435	70,767
WorleyParsons Ltd.	2,688	70,578
JX Holdings, Inc.	11,590	70,019
ENI SpA	3,371	69,841
Seadrill Ltd.	2,073	69,318
Inpex Corp.	11	69,313
Saipem SpA	1,621	68,910
Subsea 7 S.A.*	3,712	68,889
OMV AG	2,258	68,492
Santos Ltd.	5,447	68,195
Caltex Australia Ltd.	5,639	67,888
Origin Energy Ltd.	4,944	67,461
Aker Solutions ASA	6,409	67,454
Lundin Petroleum AB*	2,715	66,745
Cairn Energy plc*	16,172	66,637
Japan Petroleum Exploration Co.	1,700	66,480
Woodside Petroleum Ltd.	2,115	66,242
Galp Energia SGPS S.A. — Class B	4,401	64,812
Neste Oil Oyj	5,875	59,339
Transocean Ltd.	1,472	56,840
Essar Energy plc*	19,420	51,698
John Wood Group plc	46	458
Kvaerner ASA*	28	46

Total Energy		2,724,774

Telecommunication Services—3.5%
Telstra Corporation Ltd.	22,102	75,282
Telecom Corporation of New Zealand Ltd.	45,899	73,959
TeliaSonera AB	10,849	73,723
NTT DoCoMo, Inc.	40	73,535
Vodafone Group plc	26,146	72,649
Telekom Austria AG	6,048	72,302
Belgacom S.A.	2,291	71,865
Nippon Telegraph & Telephone Corp.	1,400	71,573

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Telecommunication Services—3.5% (continued)
BT Group plc	24,029	$71,245
Swisscom AG	188	71,233
Tele2 AB — Class B	3,660	71,205
Iliad S.A.	577	71,196
Millicom International Cellular S.A.	701	70,226
Koninklijke KPN N.V.	5,821	69,641
StarHub Ltd.	30,960	69,458
Telenor ASA	4,224	69,281
Vivendi S.A.	3,163	69,256
Singapore Telecommunications Ltd.	28,970	69,013
Telecom Italia SpA	64,059	68,888
TDC A/S	8,540	68,484
Elisa Oyj	3,268	68,215
Telecom Italia SpA—Savings Shares	75,905	67,973
Mobistar S.A.	1,293	67,750
Inmarsat plc	10,570	66,423
Cellcom Israel Ltd.*	3,970	66,371
Telefonica S.A.	3,811	66,011
France Telecom S.A.	4,130	64,856
Softbank Corp.	2,200	64,797
Portugal Telecom SGPS S.A.	11,228	64,658
KDDI Corp.	10	64,311
PCCW Ltd.	186,790	64,215
Deutsche Telekom AG	5,595	64,186
Bezeq The Israeli Telecommunication Corporation Ltd.*	35,016	64,135
Hellenic Telecommunications Organization S.A.	16,769	62,497
Partner Communications Company Ltd.*	7,010	61,898

Total Telecommunication Services		2,402,310

Total Common Stocks (Cost $79,414,948)		65,422,004

PREFERRED STOCKS†—0.5%
Henkel AG & Company KGaA	1,208	69,705
ProSiebenSat.1 Media AG	3,742	68,351
Bayerische Motoren Werke AG	1,382	65,367
RWE AG	1,953	64,283
Volkswagen AG	427	63,960
Rolls-Royce Holdings plc due 01/05/12*,††	544,962	846

Total Preferred Stocks (Cost $396,496)		332,512

	Shares	Value
EXCHANGE TRADED FUNDS†—2.5%
iShares MSCI EAFE Index Fund	29,330	1,452,715
iShares MSCI Japan Index Fund	23,623	215,205
iShares MSCI Hong Kong Index Fund	1,800	27,846
iShares MSCI Singapore Index Fund	2,400	25,992

Total Exchange Traded Funds (Cost $1,767,327)		1,721,758

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
SHORT TERM INVESTMENTS†† - 1.3%
State Street General Account U.S. Government Fund	863,415	$863,415

Total Short Term Investments (Cost $863,415)		863,415

Total Investments—99.8% (Cost $82,442,186)	$68,339,689

Cash & Other Assets, Less Liabilities—0.2%	134,294

Total Net Assets—100.0%	$68,473,983

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $70,592 (cost $70,303), or 0.1% of total net assets.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 92.5%
Information Technology—25.8%
Alliance Data Systems Corp.*	2,925	$303,732
Nuance Communications, Inc.*	10,405	261,790
Aspen Technology, Inc.*	10,700	185,645
Solera Holdings, Inc.	4,000	178,160
Cadence Design Systems, Inc.*	16,820	174,928
CommVault Systems, Inc.*	4,050	173,016
SYNNEX Corp.*	5,630	171,490
Aruba Networks, Inc.*	9,200	170,384
Rovi Corp.*	6,100	149,938
IAC/InterActiveCorp.	3,475	148,035
Netgear, Inc.*	4,350	146,029
Sourcefire, Inc.*	4,200	135,996
Nanometrics, Inc.*	7,290	134,282
Lattice Semiconductor Corp.*	22,600	134,244
LogMeIn, Inc.*	3,350	129,142
TIBCO Software, Inc.*	5,350	127,918
SolarWinds, Inc.*	4,520	126,334
Cavium, Inc.*	4,100	116,563
Newport Corp.*	8,300	112,963
Informatica Corp.*	3,040	112,267
Ciena Corp.*	9,000	108,900
Rofin-Sinar Technologies, Inc.*	4,710	107,624
Harmonic, Inc.*	21,350	107,604
Opnet Technologies, Inc.	2,700	99,009
Riverbed Technology, Inc.*	3,710	87,185
Nova Measuring Instruments Ltd.*	11,600	85,492
VanceInfo Technologies, Inc. ADR*	5,600	50,792

Total Information Technology		3,839,462

Consumer Discretionary—17.9%
Jarden Corp.	7,765	232,018
SodaStream International Ltd.*	7,025	229,647
Penn National Gaming, Inc.*	5,925	225,565
Life Time Fitness, Inc.*	4,520	211,310
Gentex Corp.	6,700	198,253
BJ’s Restaurants, Inc.*	4,200	190,344
Select Comfort Corp.*	8,360	181,328
Monro Muffler Brake, Inc.	4,075	158,069
Vail Resorts, Inc.	3,725	157,791
Pinnacle Entertainment, Inc.*	14,700	149,352
Lennar Corp. — Class A	7,450	146,392
Ulta Salon Cosmetics & Fragrance, Inc.*	2,175	141,201
MDC Partners, Inc. — Class A	9,400	127,088
Hanesbrands, Inc.*	5,490	120,011
Cost Plus, Inc.*	11,240	109,590
Harman International Industries, Inc.	2,270	86,351

Total Consumer Discretionary		2,664,310

Health Care—15.8%
Endo Pharmaceuticals Holdings, Inc.*	8,590	296,613
Halozyme Therapeutics, Inc.*	23,440	222,914
Cepheid, Inc.*	5,975	205,600
Endologix, Inc.*	15,100	173,348
BioMarin Pharmaceutical, Inc.*	5,000	171,900
Mednax, Inc.*	2,160	155,542
Hologic, Inc.*	8,660	151,637
Hill-Rom Holdings, Inc.	4,445	149,752

	Shares	Value
COMMON STOCKS† - 92.5% (continued)
Health Care—15.8% (continued)
NxStage Medical, Inc.*	8,400	$149,352
Haemonetics Corp.*	2,155	131,929
Teleflex, Inc.	1,830	112,161
Integra LifeSciences Holdings Corp.*	3,230	99,581
Health Management Associates, Inc. — Class A*	10,770	79,375
Dynavax Technologies Corp.*	22,200	73,704
AngioDynamics, Inc.*	4,260	63,091
Momenta Pharmaceuticals, Inc.*	3,300	57,387
NuVasive, Inc.*	2,500	31,475
CardioNet, Inc.*	12,550	29,744

Total Health Care		2,355,105

Industrials—12.6%
Wabtec Corp.	3,150	220,343
WABCO Holdings, Inc.*	4,290	186,186
BE Aerospace, Inc.*	4,440	171,872
Crane Co.	3,500	163,485
IDEX Corp.	4,120	152,893
Kansas City Southern*	2,165	147,242
Pall Corp.	2,570	146,876
Navistar International Corp.*	3,500	132,580
AECOM Technology Corp.*	6,410	131,854
Regal-Beloit Corp.	2,390	121,818
Pentair, Inc.	3,290	109,524
Towers Watson & Co. — Class A	1,800	107,874
Polypore International, Inc.*	2,075	91,279

Total Industrials		1,883,826

Energy—7.9%
Oil States International, Inc.*	4,660	355,884
Plains Exploration & Production Co.*	6,250	229,500
Superior Energy Services, Inc.*	6,830	194,245
CARBO Ceramics, Inc.	1,475	181,912
Stone Energy Corp.*	5,750	151,685
Carrizo Oil & Gas, Inc.*	2,300	60,605

Total Energy		1,173,831

Materials—4.4%
Solutia, Inc.*	13,500	233,280
Kaiser Aluminum Corp.	4,390	201,413
Cliffs Natural Resources, Inc.	1,760	109,736
Silgan Holdings, Inc.	2,670	103,169

Total Materials		647,598

Financials—3.5%
Texas Capital Bancshares, Inc.*	8,250	252,533
Amtrust Financial Services, Inc.	5,900	140,125
Stifel Financial Corp.*	4,005	128,360

Total Financials		521,018

Utilities—2.4%
NorthWestern Corp.	5,050	180,739
ITC Holdings Corp.	2,270	172,248

Total Utilities		352,987

Telecommunication Services—1.3%
SBA Communications Corp. — Class A*	4,450	191,172

Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 92.5% (continued)
Consumer Staples - 0.9%
Nu Skin Enterprises, Inc. — Class A	2,750	$133,567

Total Common Stocks (Cost $11,683,992)		13,762,876

	Shares	Value
EXCHANGE TRADED FUNDS† - 4.8%
iShares Russell 2000 Growth Index Fund	8,450	$711,744

Total Exchange Traded Funds (Cost $711,645)		711,744

Total Investments—97.3% (Cost $12,395,637)		$14,474,620

Cash & Other Assets, Less Liabilities—2.7%		407,871

Total Net Assets—100.0%		$14,882,491

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 90.9%
Industrials—17.1%
GeoEye, Inc.*	26,592	$590,874
Great Lakes Dredge & Dock Corp.	94,340	524,530
ICF International, Inc.*	18,327	454,143
Navigant Consulting, Inc.*	35,411	404,040
Orbital Sciences Corp.*	25,924	376,676
Covanta Holding Corp.	26,320	360,321
Aegion Corp.*	20,913	320,805
Saia, Inc.*	24,900	310,752
General Cable Corp.*,1	11,800	295,118
EnergySolutions, Inc.*	84,655	261,584
Energy Recovery, Inc.*	86,000	221,880
Vitran Corporation, Inc. — Class A*	35,857	206,536
Celadon Group, Inc.	15,862	187,330
Atlas Air Worldwide Holdings, Inc.*	4,380	168,323
FTI Consulting, Inc.*	3,880	164,590
DryShips, Inc.*	64,989	129,978
Marten Transport Ltd.	5,569	100,186
ESCO Technologies, Inc.	3,467	99,780

Total Industrials		5,177,446

Financials—16.6%
Hanover Insurance Group, Inc.[2]	26,358	921,212
Reinsurance Group of America, Inc.	11,314	591,156
1st Source Corp.	18,600	471,138
Horace Mann Educators Corp.	28,520	391,009
Cedar Realty Trust, Inc.	82,600	356,006
Ocwen Financial Corp.*	23,801	344,638
SeaBright Holdings, Inc.	44,342	339,216
Endurance Specialty Holdings Ltd.	7,844	300,033
Employers Holdings, Inc.	14,986	271,097
Solar Senior Capital Ltd.	15,776	248,472
Lexington Realty Trust	27,017	202,357
AMERISAFE, Inc.*	7,885	183,326
MGIC Investment Corp.*	40,540	151,214
Bancfirst Corp.	3,774	141,676
Redwood Trust, Inc.	7,083	72,105
PrivateBancorp, Inc.	2,220	24,376
First Marblehead Corp.*	13,631	15,948

Total Financials		5,024,979

Consumer Discretionary—15.9%
Cabela’s, Inc.*	33,179	843,410
Chico’s FAS, Inc.[1]	44,580	496,621
Smith & Wesson Holding Corp.*	108,754	474,167
Maidenform Brands, Inc.*,1	25,050	458,415
International Speedway Corp. — Class A	17,261	437,566
Penn National Gaming, Inc.*	10,510	400,116
DeVry, Inc.	9,147	351,794
Coldwater Creek, Inc.*	282,179	332,971
MDC Partners, Inc. — Class A	20,069	271,333
Scholastic Corp.	8,936	267,812
Brown Shoe Company, Inc.	28,564	254,220
Hanesbrands, Inc.*,1	10,345	226,142

Total Consumer Discretionary		4,814,567

Information Technology—15.4%
Standard Microsystems Corp.*	26,173	674,478
IXYS Corp.*	52,820	572,041
Global Cash Access Holdings, Inc.*	127,670	568,131

	Shares	Value
COMMON STOCKS† - 90.9% (continued)
Information Technology—15.4% (continued)
Maxwell Technologies, Inc.*	34,744	$564,243
Multi-Fineline Electronix, Inc.*	19,480	400,314
Digi International, Inc.*	34,747	387,777
Insight Enterprises, Inc.*	21,584	330,019
Cree, Inc.*	14,100	310,764
Perficient, Inc.*	19,800	198,198
Intermec, Inc.*	27,120	186,043
Power-One, Inc.*	46,143	180,419
Symmetricom, Inc.*	28,240	152,214
Satyam Computer Services Ltd. ADR*	26,900	62,946
Methode Electronics, Inc.	6,745	55,916

Total Information Technology		4,643,503

Energy—10.9%
Gulfport Energy Corp.*	22,501	662,654
Parker Drilling Co.*	79,700	571,449
Abraxas Petroleum Corp.*	155,800	514,140
Goodrich Petroleum Corp.*	29,342	402,866
Tesco Corp.*	30,450	384,888
Petroleum Development Corp.*	8,500	298,435
Resolute Energy Corp.*	21,260	229,608
Sanchez Energy Corp.*	7,238	124,928
USEC, Inc.*	74,420	84,839
Ocean Rig UDW, Inc.*	179	2,184

Total Energy		3,275,991

Materials—7.1%
Myers Industries, Inc.	36,367	448,769
A. Schulman, Inc.	17,850	378,063
Zoltek Companies, Inc.*	40,910	311,734
Landec Corp.*	51,626	284,976
HB Fuller Co.	10,807	249,750
TPC Group, Inc.*	10,412	242,912
Globe Specialty Metals, Inc.	16,120	215,847

Total Materials		2,132,051

Health Care—3.4%
ICU Medical, Inc.*	13,930	626,850
Kindred Healthcare, Inc.*	18,496	217,698
Greatbatch, Inc.*	8,748	193,331

Total Health Care		1,037,879

Utilities—2.3%
Black Hills Corp.	15,651	525,561
MDU Resources Group, Inc.	7,683	164,877

Total Utilities		690,438

Consumer Staples—2.2%
Spartan Stores, Inc.	21,440	396,640
Orchids Paper Products Co.	8,944	162,781
Smart Balance, Inc.*	20,138	107,940

Total Consumer Staples		667,361

Total Common Stocks (Cost $27,168,800)		27,464,215

CONVERTIBLE PREFERRED STOCKS††—0.0%
Thermoenergy Corp. *,3	6,250	3,376

Total Convertible Preferred Stocks (Cost $5,968)		3,376

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
WARRANTS†† - 0.0%
Thermoenergy Corp.
$0.30, 07/31/15*,3	16,900	$338

Total Warrants (Cost $1,526)		338

EXCHANGE TRADED FUNDS†—4.8%
iShares Russell 2000 Value Index Fund	11,100	728,604
iShares S&P SmallCap 600 Value Index Fund	10,400	725,504

Total Exchange Traded Funds (Cost $1,429,595)		1,454,108

	Face Amount	Value
CONVERTIBLE BONDS††—0.3%
Industrials—0.3%
DryShips, Inc.
5.00% due 12/01/14	$125,000	85,938
Total Convertible Bonds (Cost $95,466)		85,938

Total Long Investments—96.0% (Cost $28,701,355)		$29,007,975

	Contracts	Value
OPTIONS WRITTEN† - (0.0)%
Call Options on:
Hanesbrands, Inc. Expiring January 2012 with strike price of $30.00	11	$(110)
Chico’s FAS, Inc. Expiring January 2012 with strike price of $15.00	10	(200)
General Cable Corp. Expiring January 2012 with strike price of $27.00	19	(570)
Maidenform Brands, Inc. Expiring January 2012 with strike price of $25.00	21	(840)

Total Call Options		(1,720)

Put Options on:
General Cable Corp. Expiring January 2012 with strike price of $21.00	24	(480)
Chico’s FAS, Inc. Expiring January 2012 with strike price of $12.50	13	(1,950)
Maidenform Brands, Inc. Expiring January 2012 with strike price of $22.50	23	(11,040)

Total Put Options		(13,470)

Total Options Written (Premiums received $20,158)		(15,190)

Cash & Other Assets, Less Liabilities—4.0%		1,211,228

Total Net Assets—100.0%		$30,204,013

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written call option contracts at December 31, 2011.
[2]	All or a portion of this security is pledged as collateral for open written put option contracts at December 31, 2011.
[3]

PIPE (Private Investment in Public Equity)—Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments, the Funds’ adviser, under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Alpha Opportunity Fund entered into index futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

C. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2011:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments		Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets

All Cap Value Fund	$3,214,516	$—		$—	$—	$3,214,516
Alpha Opportunity Fund	12,597,099	40,043	*	733,214	—	13,370,356
Large Cap Concentrated Growth Fund	30,992,937	—		—	—	30,992,937
Large Cap Core Fund	171,137,715	—		—	—	171,137,715
Mid Cap Value Fund	1,242,582,215	—		13,296,779	—	1,255,878,994
Mid Cap Value Institutional Fund	483,910,030	—		4,895,773	—	488,805,803
MSCI EAFE Equal Weight Fund	67,475,428	—		864,261	—	68,339,689
Small Cap Growth Fund	14,474,620	—		—	—	14,474,620
Small Cap Value Fund	28,918,323	—		89,652	—	29,007,975

Liabilities

All Cap Value Fund	$—	$1,340		$—	$—	$1,340
Alpha Opportunity Fund	21,586	—		—	7,341,377	7,362,963
Mid Cap Value Fund	—	1,345,602		—	—	1,345,602
Mid Cap Value Institutional Fund	—	542,974		—	—	542,974
Small Cap Value Fund	—	15,190		—	—	15,190

*	Includes futures contracts, which are reported as unrealized gain/loss at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For the period ended December 31, 2011, there were no transfers between levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2011:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Securities Sold Short	Total
Alpha Opportunity Fund
Liabilities:
Beginning Balance	$7,341,377	$7,341,377
Total realized gains or losses included in earnings	—	—
Total unrealized gains or losses included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending Balance	$7,341,377	$7,341,377

3. Repurchase Agreements

At December 31, 2011, the information for the repurchase agreements was as follows:

Repurchase Agreements

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Alpha Opportunity Fund	State Street			U.S. Treasury Note
	0.00%			1.00% -1.25%
	Due 01/03/12	199,742	199,742	10/31/15 - 08/31/16	205,000	208,702

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended December 31, 2011 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 9/30/2011	Additions	Reductions	Value 12/31/2011	Shares 12/31/2011	Investment Income
Mid Cap Value Fund	Common Stock:
	IXYS Corp.	$25,422,534	$351,770	$(55,392)	$25,567,789	2,360,830	$—
	Maxwell Technologies, Inc	29,779,169	295,400		26,593,877	1,637,554

	Total	55,201,703	647,170	(55,392)	52,161,666	3,998,384	—

Mid Cap Value Institutional Fund	Common Stock:
	Hydrogen Corporation	18,985	—	—	12,784	1,265,700	—

	Total	18,985	—	—	12,784	1,265,700	—

5. Options Written

Information as to options written by the Funds during the period ended December 31, 2011, and options outstanding at period end is provided below:

Written Call Options

	All Cap Value Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Balance at September 30, 2011	—	$—	2,211	$569,087	931	$239,517	31	$5,287
Options written	7	1,399	5,014	981,371	1,974	386,066	156	8,693
Options terminated in closing purchase transactions	—	—	—	—	—	—	—	—
Options expired	(1)	(104)	(644)	(66,798)	(253)	(26,242)	(6)	(622)
Options exercised	—	—	—	—	—	—	(120)	(2,160)

Balance at December 31, 2011	6	1,295	6,581	1,483,660	2,652	599,341	61	11,198

Written Put Options

	All Cap Value Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund		Large Cap Core Fund
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Balance at September 30, 2011	4	$1,472	13,177	$2,577,115	5,411	$1,068,730	74	$12,616	119	$21,832
Options written	7	792	3,396	381,554	1,329	149,342	31	3,445
Options terminated in closing purchase transactions	—	—	(2,012)	(211,437)	(845)	(88,799)	(19)	(1,997)
Options expired	(2)	(275)	(2,995)	(569,281)	(1,230)	(235,321)	(26)	(5,104)	(119)	(21,832)
Options exercised	—	—	(4,925)	(586,261)	(1,940)	(230,933)	—	—

Balance at December 31, 2011	9	1,989	6,641	1,591,691	2,725	663,019	60	8,960	—	—

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 24, 2012

By:	/s/ NIKOLAOS BONOS
Nikolaos Bonos, Treasurer

Date:	February 24, 2012